UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

(a)             A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

Investor Shares - GQGPX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Investor Shares	$62	1.19%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,593,314,608	86	$99,849,048	36%

What did the Fund invest in?

Country WeightingsFootnote Reference*

India
31.5%
Brazil
21.0%
Taiwan
9.1%
United Arab Emirates
6.2%
China
6.0%
United States
5.6%
Singapore
2.8%
Saudi Arabia
2.4%
France
2.1%
Indonesia
2.0%
Thailand
1.6%
South Korea
1.6%
Other Countries
8.2%

Value	Value
Other Countries	8.2%
South Korea	1.6%
Thailand	1.6%
Indonesia	2.0%
France	2.1%
Saudi Arabia	2.4%
Singapore	2.8%
United States	5.6%
China	6.0%
United Arab Emirates	6.2%
Taiwan	9.1%
Brazil	21.0%
India	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.8%
ITC	5.3%
Tencent Holdings	3.7%
Itau Unibanco Holding	3.2%
Petroleo Brasileiro ADR	3.1%
Bharti Airtel	2.6%
Adani Enterprises	2.5%
Philip Morris International	2.5%
Banco BTG Pactual	2.5%
ICICI Bank	2.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQGPX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

Institutional Shares - GQGIX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, Institutional Shares	$51	0.98%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,593,314,608	86	$99,849,048	36%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.2%
South Korea	1.6%
Thailand	1.6%
Indonesia	2.0%
France	2.1%
Saudi Arabia	2.4%
Singapore	2.8%
United States	5.6%
China	6.0%
United Arab Emirates	6.2%
Taiwan	9.1%
Brazil	21.0%
India	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.8%
ITC	5.3%
Tencent Holdings	3.7%
Itau Unibanco Holding	3.2%
Petroleo Brasileiro ADR	3.1%
Bharti Airtel	2.6%
Adani Enterprises	2.5%
Philip Morris International	2.5%
Banco BTG Pactual	2.5%
ICICI Bank	2.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQGIX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

R6 Shares - GQGRX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners Emerging Markets Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Emerging Markets Equity Fund, R6 Shares	$51	0.98%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$22,593,314,608	86	$99,849,048	36%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	8.2%
South Korea	1.6%
Thailand	1.6%
Indonesia	2.0%
France	2.1%
Saudi Arabia	2.4%
Singapore	2.8%
United States	5.6%
China	6.0%
United Arab Emirates	6.2%
Taiwan	9.1%
Brazil	21.0%
India	31.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	6.8%
ITC	5.3%
Tencent Holdings	3.7%
Itau Unibanco Holding	3.2%
Petroleo Brasileiro ADR	3.1%
Bharti Airtel	2.6%
Adani Enterprises	2.5%
Philip Morris International	2.5%
Banco BTG Pactual	2.5%
ICICI Bank	2.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://www.gqg.com/funds/us-mutual-funds/emerging-markets-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQGRX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

Investor Shares - GQRPX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Investor Shares	$45	0.90%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,457,838,070	56	$11,393,645	52%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 66.2%
India 7.8%
United Kingdom 4.3%
France 3.6%
Brazil 3.6%
Canada 3.3%
Switzerland 2.6%
Italy 2.2%
Spain 1.9%
Taiwan 1.6%
United Arab Emirates 0.8%
Netherlands 0.7%
Other Countries 0.0%

Value	Value
Other Countries	0.0%
Netherlands	0.7%
United Arab Emirates	0.8%
Taiwan	1.6%
Spain	1.9%
Italy	2.2%
Switzerland	2.6%
Canada	3.3%
Brazil	3.6%
France	3.6%
United Kingdom	4.3%
India	7.8%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.3%
AT&T	5.4%
Verizon Communications	4.2%
Progressive	4.1%
Altria Group	3.8%
American Electric Power	3.7%
Cigna Group	3.4%
Enbridge	3.2%
American International Group	2.8%
Duke Energy	2.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQRPX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

Institutional Shares - GQRIX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, Institutional Shares	$35	0.70%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,457,838,070	56	$11,393,645	52%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Netherlands	0.7%
United Arab Emirates	0.8%
Taiwan	1.6%
Spain	1.9%
Italy	2.2%
Switzerland	2.6%
Canada	3.3%
Brazil	3.6%
France	3.6%
United Kingdom	4.3%
India	7.8%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.3%
AT&T	5.4%
Verizon Communications	4.2%
Progressive	4.1%
Altria Group	3.8%
American Electric Power	3.7%
Cigna Group	3.4%
Enbridge	3.2%
American International Group	2.8%
Duke Energy	2.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQRIX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Equity Fund

R6 Shares - GQRRX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners Global Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Equity Fund, R6 Shares	$35	0.70%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,457,838,070	56	$11,393,645	52%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Netherlands	0.7%
United Arab Emirates	0.8%
Taiwan	1.6%
Spain	1.9%
Italy	2.2%
Switzerland	2.6%
Canada	3.3%
Brazil	3.6%
France	3.6%
United Kingdom	4.3%
India	7.8%
United States	66.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	7.3%
AT&T	5.4%
Verizon Communications	4.2%
Progressive	4.1%
Altria Group	3.8%
American Electric Power	3.7%
Cigna Group	3.4%
Enbridge	3.2%
American International Group	2.8%
Duke Energy	2.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQRRX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

Investor Shares - GQEPX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Investor Shares	$36	0.72%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,581,231,332	33	$9,144,633	60%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Utilities
23.2%
Financials
20.2%
Consumer Staples
19.2%
Communication Services
15.5%
Health Care
10.1%
Energy
8.6%
Information Technology
2.6%

Value	Value
Information Technology	2.6%
Energy	8.6%
Health Care	10.1%
Communication Services	15.5%
Consumer Staples	19.2%
Financials	20.2%
Utilities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.4%
AT&T	6.7%
Verizon Communications	5.4%
Progressive	5.0%
Altria Group	4.9%
Cigna Group	4.7%
American Electric Power	4.7%
Exxon Mobil	4.2%
American International Group	4.2%
Meta Platforms, Cl A	3.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQEPX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

Institutional Shares - GQEIX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, Institutional Shares	$24	0.49%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,581,231,332	33	$9,144,633	60%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.6%
Energy	8.6%
Health Care	10.1%
Communication Services	15.5%
Consumer Staples	19.2%
Financials	20.2%
Utilities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.4%
AT&T	6.7%
Verizon Communications	5.4%
Progressive	5.0%
Altria Group	4.9%
Cigna Group	4.7%
American Electric Power	4.7%
Exxon Mobil	4.2%
American International Group	4.2%
Meta Platforms, Cl A	3.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQEIX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Select Quality Equity Fund

R6 Shares - GQERX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about R6 Shares of the GQG Partners US Select Quality Equity Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Select Quality Equity Fund, R6 Shares	$24	0.49%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,581,231,332	33	$9,144,633	60%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	2.6%
Energy	8.6%
Health Care	10.1%
Communication Services	15.5%
Consumer Staples	19.2%
Financials	20.2%
Utilities	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.4%
AT&T	6.7%
Verizon Communications	5.4%
Progressive	5.0%
Altria Group	4.9%
Cigna Group	4.7%
American Electric Power	4.7%
Exxon Mobil	4.2%
American International Group	4.2%
Meta Platforms, Cl A	3.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-select-quality-equity-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQERX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund

Investor Shares - GQFPX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Investor Shares	$39	0.76%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$160,049,750	51	$298,109	21%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 41.9%
United Kingdom 10.9%
Brazil 7.6%
Italy 6.0%
France 5.1%
Spain 5.1%
Canada 3.6%
Germany 3.3%
Switzerland 2.9%
India 2.9%
United Arab Emirates 2.4%
Japan 2.4%
Other Countries 0.6%

Value	Value
Other Countries	0.6%
Japan	2.4%
United Arab Emirates	2.4%
India	2.9%
Switzerland	2.9%
Germany	3.3%
Canada	3.6%
Spain	5.1%
France	5.1%
Italy	6.0%
Brazil	7.6%
United Kingdom	10.9%
United States	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	5.9%
Philip Morris International	5.8%
British American Tobacco	5.7%
Verizon Communications	4.6%
Petroleo Brasileiro ADR	3.9%
American Electric Power	3.7%
Enbridge	3.6%
Altria Group	3.1%
Enel	2.6%
Itau Unibanco Holding ADR	2.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQFPX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners Global Quality Value Fund

Institutional Shares - GQFIX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners Global Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/global-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners Global Quality Value Fund, Institutional Shares	$31	0.59%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$160,049,750	51	$298,109	21%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.6%
Japan	2.4%
United Arab Emirates	2.4%
India	2.9%
Switzerland	2.9%
Germany	3.3%
Canada	3.6%
Spain	5.1%
France	5.1%
Italy	6.0%
Brazil	7.6%
United Kingdom	10.9%
United States	41.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
AT&T	5.9%
Philip Morris International	5.8%
British American Tobacco	5.7%
Verizon Communications	4.6%
Petroleo Brasileiro ADR	3.9%
American Electric Power	3.7%
Enbridge	3.6%
Altria Group	3.1%
Enel	2.6%
Itau Unibanco Holding ADR	2.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/global-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQFIX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund

Investor Shares - GQJPX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Investor Shares	$39	0.75%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$620,327,298	57	$1,510,294	25%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United Kingdom 18.9%
Brazil 10.4%
Germany 8.4%
India 8.0%
Switzerland 7.4%
France 6.6%
United States 6.1%
Spain 4.5%
Italy 4.3%
Japan 3.2%
Canada 3.0%
United Arab Emirates 2.9%
Other Countries 9.4%

Value	Value
Other Countries	9.4%
United Arab Emirates	2.9%
Canada	3.0%
Japan	3.2%
Italy	4.3%
Spain	4.5%
United States	6.1%
France	6.6%
Switzerland	7.4%
India	8.0%
Germany	8.4%
Brazil	10.4%
United Kingdom	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
British American Tobacco	7.5%
Philip Morris International	5.9%
Imperial Brands	3.7%
ITC	3.1%
Deutsche Telekom	3.0%
Enbridge	3.0%
Nestle	2.9%
Itau Unibanco Holding ADR	2.7%
Iberdrola	2.6%
Enel	2.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/international-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQJPX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners International Quality Value Fund

Institutional Shares - GQJIX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners International Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/international-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners International Quality Value Fund, Institutional Shares	$31	0.59%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$620,327,298	57	$1,510,294	25%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.4%
United Arab Emirates	2.9%
Canada	3.0%
Japan	3.2%
Italy	4.3%
Spain	4.5%
United States	6.1%
France	6.6%
Switzerland	7.4%
India	8.0%
Germany	8.4%
Brazil	10.4%
United Kingdom	18.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
British American Tobacco	7.5%
Philip Morris International	5.9%
Imperial Brands	3.7%
ITC	3.1%
Deutsche Telekom	3.0%
Enbridge	3.0%
Nestle	2.9%
Itau Unibanco Holding ADR	2.7%
Iberdrola	2.6%
Enel	2.5%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/international-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQJIX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund

Investor Shares - GQHPX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Investor Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Investor Shares	$33	0.65%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$228,114,932	36	$455,698	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Utilities
22.7%
Consumer Staples
20.5%
Financials
14.5%
Energy
14.5%
Communication Services
12.8%
Health Care
11.7%
Industrials
2.0%

Value	Value
Industrials	2.0%
Health Care	11.7%
Communication Services	12.8%
Energy	14.5%
Financials	14.5%
Consumer Staples	20.5%
Utilities	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.2%
AT&T	7.0%
Verizon Communications	5.8%
Enbridge	4.4%
Altria Group	4.3%
CME Group, Cl A	4.2%
American Electric Power	4.0%
Duke Energy	3.1%
Exxon Mobil	3.1%
American Water Works	3.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQHPX-SAR-2025

The Advisors' Inner Circle Fund III

GQG Partners US Quality Value Fund

Institutional Shares - GQHIX

Semi-Annual Shareholder Report: September 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the GQG Partners US Quality Value Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://gqg.com/funds/us-mutual-funds/us-quality-value-fund. You can also request this information by contacting us at 1-866-362-8333.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GQG Partners US Quality Value Fund, Institutional Shares	$25	0.49%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$228,114,932	36	$455,698	23%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Industrials	2.0%
Health Care	11.7%
Communication Services	12.8%
Energy	14.5%
Financials	14.5%
Consumer Staples	20.5%
Utilities	22.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Philip Morris International	8.2%
AT&T	7.0%
Verizon Communications	5.8%
Enbridge	4.4%
Altria Group	4.3%
CME Group, Cl A	4.2%
American Electric Power	4.0%
Duke Energy	3.1%
Exxon Mobil	3.1%
American Water Works	3.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-362-8333

  https://gqg.com/funds/us-mutual-funds/us-quality-value-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-362-8333 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

GQHIX-SAR-2025

(b)             Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)             The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)             Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

The Advisors’ Inner Circle Fund III

GQG Partners Emerging Markets Equity Fund

GQG Partners Global Quality Equity Fund

GQG Partners US Select Quality Equity Fund

GQG Partners Global Quality Value Fund

GQG Partners International Quality Value Fund

GQG Partners US Quality Value Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Investment Adviser:

GQG Partners LLC

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS
SEPTEMBER 30, 2025
(Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	32
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	44
Notes to Financial Statements	59
Other Information (Form N-CSRS Items 8-11)	85

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.8%

	Shares	Value
ARGENTINA — 0.3%
Financials — 0.3%
Grupo Financiero Galicia ADR	2,040,261	$56,229,593

AUSTRIA — 0.5%
Financials — 0.5%
Erste Group Bank	1,107,377	108,946,550

BRAZIL — 15.7%
Consumer Discretionary — 1.9%
MercadoLibre *	187,231	437,547,613

Consumer Staples — 0.9%
Ambev ADR	91,208,526	203,395,013

Energy — 3.1%
Petroleo Brasileiro ADR	54,489,152	689,832,664

Financials — 3.0%
B3 - Brasil Bolsa Balcao	43,456,000	108,934,777
Banco BTG Pactual	62,219,948	564,419,767
		673,354,544
Industrials — 1.2%
Embraer ADR	4,576,763	276,665,323

Materials — 1.2%
Vale ADR, Cl B	23,824,647	258,735,666

Utilities — 4.4%
Centrais Eletricas Brasileiras	37,038,949	365,274,122
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	7,686,900	190,759,772
Cia Paranaense de Energia - Copel	37,864,700	86,031,090
Eneva *	55,801,000	174,039,228
Equatorial Energia	26,199,700	181,534,101
		997,638,313
TOTAL BRAZIL		3,537,169,136

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CHINA — 6.0%
Communication Services — 3.7%
Tencent Holdings	9,795,100	$834,802,850

Financials — 1.6%
PICC Property & Casualty, Cl H	48,156,000	108,654,534
Ping An Insurance Group of China, Cl H	36,360,000	247,409,607
		356,064,141
Health Care — 0.1%
Wuxi Biologics Cayman *	3,752,500	19,819,076

Materials — 0.6%
Zijin Mining Group, Cl H	33,382,000	139,598,672
TOTAL CHINA		1,350,284,739

FRANCE — 2.1%
Energy — 2.1%
TotalEnergies	7,635,408	465,440,686

GREECE — 0.9%
Financials — 0.9%
Eurobank Ergasias Services and Holdings	13,400,366	51,879,473
National Bank of Greece	10,148,683	147,899,698
TOTAL GREECE		199,779,171

HONG KONG — 1.5%
Financials — 1.5%
AIA Group	36,251,800	347,505,224

HUNGARY — 0.7%
Financials — 0.7%
OTP Bank Nyrt	1,920,247	166,434,272

INDIA — 31.5%
Communication Services — 2.6%
Bharti Airtel	27,582,534	583,356,551

Consumer Discretionary — 0.5%
Indian Hotels, Cl A	1,483,586	12,043,107
ITC Hotels *	43,906,539	112,387,491
		124,430,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Consumer Staples — 6.7%
ITC	263,434,398	$1,190,827,314
Patanjali Foods	48,044,082	311,592,731
		1,502,420,045
Energy — 0.5%
Reliance Industries	6,867,771	105,487,649

Financials — 6.5%
Bajaj Finserv	2,826,344	63,856,916
HDFC Bank ADR	11,976,172	409,106,035
ICICI Bank	37,119,574	562,556,349
Power Finance	37,067,024	171,171,101
State Bank of India	24,820,460	243,655,550
		1,450,345,951
Health Care — 1.5%
Sun Pharmaceutical Industries	19,113,415	344,077,078

Industrials — 4.9%
Adani Enterprises	20,193,212	570,275,563
Adani Ports & Special Economic Zone	23,033,320	364,147,059
GMR Airports Infrastructure *	185,432,790	182,054,505
		1,116,477,127
Information Technology — 1.0%
Infosys ADR	12,354,807	201,012,710
Tata Consultancy Services	1,089,932	35,476,553
		236,489,263
Materials — 1.2%
JSW Steel	20,609,303	265,380,738

Real Estate — 0.6%
Macrotech Developers	11,275,355	144,233,980

Utilities — 5.5%
Adani Energy Solutions *	22,359,496	219,860,292
Adani Green Energy *	30,446,694	352,320,032
Adani Power *	296,342,420	483,000,935

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Utilities (continued)
JSW Energy	31,266,481	$186,833,197
		1,242,014,456
TOTAL INDIA		7,114,713,436

INDONESIA — 2.0%
Financials — 2.0%
Bank Central Asia	570,142,230	261,102,606
Bank Mandiri Persero	725,021,174	191,615,028
TOTAL INDONESIA		452,717,634

ITALY — 0.3%
Consumer Staples — 0.3%
Coca-Cola HBC	1,606,797	75,882,974

KAZAKHSTAN — 0.3%
Financials — 0.3%
Kaspi.KZ JSC ADR	679,213	55,478,118

Materials — 0.0%
Solidcore Resources PLC * (A)	939,651	114
TOTAL KAZAKHSTAN		55,478,232

MEXICO — 0.8%
Financials — 0.8%
Grupo Financiero Banorte, Cl O	18,677,000	187,386,369

PERU — 0.6%
Financials — 0.6%
Credicorp	532,005	141,662,291

PHILIPPINES — 0.4%
Industrials — 0.4%
International Container Terminal Services	11,088,510	89,926,826

POLAND — 0.5%
Financials — 0.5%
Powszechna Kasa Oszczednosci Bank Polski	5,836,996	113,629,471

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	30,141,513	$3,653
LUKOIL PJSC * (A)	2,087,971	253
Rosneft Oil PJSC * (A)	23,574,787	2,857
		6,763
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	1,555,600	189
Polyus PJSC * (A)	426,420	52
Severstal PAO (A)	772,406	94
		335
TOTAL RUSSIA		7,098

SAUDI ARABIA — 2.4%
Energy — 0.7%
Saudi Arabian Oil	25,767,003	169,187,075

Financials — 1.7%
Al Rajhi Bank	8,348,043	238,547,119
Bupa Arabia for Cooperative Insurance	2,068,066	90,948,573
Co for Cooperative Insurance	1,476,093	53,555,405
		383,051,097
TOTAL SAUDI ARABIA		552,238,172

SINGAPORE — 2.8%
Communication Services — 2.2%
Singapore Telecommunications	150,795,132	482,382,773

Financials — 0.6%
DBS Group Holdings	3,534,723	140,260,912
TOTAL SINGAPORE		622,643,685

SOUTH KOREA — 1.6%
Financials — 0.3%
Samsung Fire & Marine Insurance	215,701	69,430,178

Industrials — 1.3%
Hanwha Aerospace	377,098	298,222,425
TOTAL SOUTH KOREA		367,652,603

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TAIWAN — 9.1%
Information Technology — 9.1%
Taiwan Semiconductor Manufacturing	35,444,282	$1,539,622,596
Taiwan Semiconductor Manufacturing ADR	1,878,290	524,587,614
TOTAL TAIWAN		2,064,210,210

THAILAND — 1.6%
Financials — 1.6%
Kasikornbank	22,701,200	117,418,866
Krung Thai Bank	169,599,400	129,760,566
SCB X	30,993,800	122,962,624
TOTAL THAILAND		370,142,056

UNITED ARAB EMIRATES — 6.2%
Energy — 1.0%
Adnoc Gas PLC	228,617,334	220,365,636

Financials — 0.9%
First Abu Dhabi Bank PJSC	48,597,460	206,929,083

Industrials — 3.4%
Alpha Dhabi Holding PJSC	95,377,433	273,301,918
International Holding PJSC *	4,455,254	485,796,142
		759,098,060
Real Estate — 0.9%
Aldar Properties PJSC	83,096,124	214,646,066
TOTAL UNITED ARAB EMIRATES		1,401,038,845

UNITED KINGDOM — 1.4%
Consumer Staples — 1.4%
Unilever ADR	5,134,062	304,347,195

UNITED STATES — 5.6%
Consumer Staples — 5.6%
Coca-Cola	5,914,612	392,257,068
Colgate-Palmolive	3,789,968	302,970,042

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Philip Morris International	3,482,617	$564,880,477
		1,260,107,587
TOTAL UNITED STATES		1,260,107,587
Total Common Stock
(Cost $17,992,759,118)		21,405,574,055

PREFERRED STOCK — 5.3%

BRAZIL — 5.3%
Energy — 2.2%
Petroleo Brasileiro (B)	82,856,009	487,749,788

Financials — 3.1%
Itau Unibanco Holding (B)	97,118,772	711,766,044

Total Preferred Stock
(Cost $948,711,696)		1,199,515,832

Total Investments— 100.1%
(Cost $18,941,470,814)		$22,605,089,887

Percentages are based on Net Assets of $22,593,314,608.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$56,229,593	$—	$—	$56,229,593
Austria	—	108,946,550	—	108,946,550
Brazil	3,537,169,136	—	—	3,537,169,136
China	—	1,350,284,739	—	1,350,284,739
France	—	465,440,686	—	465,440,686
Greece	—	199,779,171	—	199,779,171
Hong Kong	—	347,505,224	—	347,505,224
Hungary	—	166,434,272	—	166,434,272
India	610,118,745	6,504,594,691	—	7,114,713,436
Indonesia	—	452,717,634	—	452,717,634
Italy	—	75,882,974	—	75,882,974
Kazakhstan	55,478,118	—	114	55,478,232
Mexico	187,386,369	—	—	187,386,369
Peru	141,662,291	—	—	141,662,291
Philippines	—	89,926,826	—	89,926,826
Poland	—	113,629,471	—	113,629,471
Russia	—	—	7,098	7,098
Saudi Arabia	—	552,238,172	—	552,238,172
Singapore	—	622,643,685	—	622,643,685
South Korea	—	367,652,603	—	367,652,603
Taiwan	524,587,614	1,539,622,596	—	2,064,210,210
Thailand	—	370,142,056	—	370,142,056
United Arab Emirates	485,796,142	915,242,703	—	1,401,038,845
United Kingdom	304,347,195	—	—	304,347,195
United States	1,260,107,587	—	—	1,260,107,587
Total Common Stock	7,162,882,790	14,242,684,053	7,212	21,405,574,055
Preferred Stock
Brazil	1,199,515,832	—	—	1,199,515,832
Total Investments in Securities	$8,362,398,622	$14,242,684,053	$7,212	$22,605,089,887

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value
BRAZIL — 2.4%
Energy — 0.7%
Petroleo Brasileiro ADR	1,854,765	$23,481,325

Financials — 1.7%
Itau Unibanco Holding ADR	7,961,081	58,434,336
TOTAL BRAZIL		81,915,661

CANADA — 3.3%
Energy — 3.3%
Enbridge	2,184,650	110,237,370
TC Energy	36,208	1,969,138
TOTAL CANADA		112,206,508

FRANCE — 3.6%
Energy — 2.2%
Total Energies	1,243,530	75,803,344

Financials — 1.0%
BNP Paribas	383,846	35,136,195

Health Care — 0.4%
Sanofi	147,564	13,984,781
TOTAL FRANCE		124,924,320

INDIA — 7.8%
Consumer Staples — 1.1%
ITC	8,510,079	38,468,912

Financials — 3.5%
HDFC Bank ADR	890,100	30,405,816
ICICI Bank	250,993	3,803,861
ICICI Bank ADR	2,910,844	87,994,814
		122,204,491
Industrials — 1.4%
Adani Enterprises	1,721,712	48,622,789

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Utilities — 1.8%
Adani Green Energy *	1,741,149	$20,148,055
Adani Power *	25,100,990	40,911,462
		61,059,517
TOTAL INDIA		270,355,709

ITALY — 2.2%
Financials — 1.0%
UniCredit	441,735	33,641,224

Utilities — 1.2%
Enel	4,581,368	43,450,846
TOTAL ITALY		77,092,070

NETHERLANDS — 0.7%
Consumer Staples — 0.7%
Heineken	290,395	22,759,048

RUSSIA — 0.0%
Energy — 0.0%
LUKOIL PJSC * (A)	57,094	7

SPAIN — 1.9%
Utilities — 1.9%
Iberdrola	3,516,768	66,624,245

SWITZERLAND — 2.6%
Consumer Staples — 1.0%
Nestle	377,350	34,671,451

Health Care — 1.6%
Novartis	420,155	54,050,014
Novartis ADR	19,210	2,463,490
		56,513,504
TOTAL SWITZERLAND		91,184,955

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TAIWAN — 1.6%
Information Technology — 1.6%
Taiwan Semiconductor Manufacturing	345,000	$14,986,050
Taiwan Semiconductor Manufacturing ADR	147,186	41,107,578
TOTAL TAIWAN		56,093,628
UNITED ARAB EMIRATES — 0.8%
Industrials — 0.8%
International Holding PJSC *	261,002	28,459,380

UNITED KINGDOM — 4.3%
Consumer Staples — 3.0%
British American Tobacco	847,909	45,143,517
British American Tobacco ADR	751,651	39,897,635
Unilever	250,513	14,822,430
		99,863,582
Health Care — 1.3%
AstraZeneca	304,807	46,743,903
TOTAL UNITED KINGDOM		146,607,485
UNITED STATES — 66.2%
Communication Services — 12.1%
AT&T	6,648,217	187,745,648
Meta Platforms, Cl A	116,913	85,858,569
Verizon Communications	3,279,888	144,151,077
		417,755,294
Consumer Staples — 14.8%
Altria Group	1,971,921	130,265,101
Coca-Cola	672,290	44,586,273
Colgate-Palmolive	471,487	37,690,671
Kroger	697,565	47,022,856
Philip Morris International	1,547,142	250,946,433
		510,511,334
Energy — 2.5%
Exxon Mobil	784,599	88,463,537

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Financials — 14.0%
Allstate	256,637	$55,087,132
American International Group	1,247,368	97,968,283
Chubb	249,572	70,441,697
CME Group, Cl A	250,417	67,660,169
Progressive	578,273	142,804,517
Visa, Cl A	148,436	50,673,082
		484,634,880
Health Care — 5.5%
Cigna Group	404,459	116,585,307
Johnson & Johnson	389,998	72,313,429
		188,898,736
Information Technology — 2.0%
Microsoft	134,262	69,541,003

Utilities — 15.3%
American Electric Power	1,142,898	128,576,025
American Water Works	238,059	33,135,432
CMS Energy	487,198	35,692,125
DTE Energy	289,298	40,915,416
Duke Energy	765,049	94,674,814
Exelon	1,408,074	63,377,411
NextEra Energy	692,195	52,253,801
Xcel Energy	1,004,083	80,979,294
		529,604,318
TOTAL UNITED STATES		2,289,409,102
Total Common Stock
(Cost $2,997,618,970)		3,367,632,118

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

PREFERRED STOCK — 1.2%

	Shares	Value
BRAZIL — 1.2%
Energy — 1.2%
Petroleo Brasileiro (B)
Cost (37,751,969)	7,012,933	$41,283,145

Total Investments— 98.6%
(Cost $3,035,370,939)		$3,408,915,263

Percentages are based on Net Assets of $3,457,838,070.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$81,915,661	$—	$—	$81,915,661
Canada	112,206,508	—	—	112,206,508
France	—	124,924,320	—	124,924,320
India	118,400,630	151,955,079	—	270,355,709
Italy	—	77,092,070	—	77,092,070
Netherlands	—	22,759,048	—	22,759,048
Russia	—	—	7	7
Spain	—	66,624,245	—	66,624,245
Switzerland	2,463,490	88,721,465	—	91,184,955
Taiwan	41,107,578	14,986,050	—	56,093,628
United Arab Emirates	28,459,380	—	—	28,459,380
United Kingdom	39,897,635	106,709,850	—	146,607,485
United States	2,289,409,102	—	—	2,289,409,102
Total Common Stock	2,713,859,984	653,772,127	7	3,367,632,118
Preferred Stock
Brazil	41,283,145	—	—	41,283,145
Total Investments in Securities	$2,755,143,129	$653,772,127	$7	$3,408,915,263

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.4%

	Shares	Value
CANADA — 2.4%
Energy — 2.4%
Enbridge	1,708,620	$86,216,965

SWITZERLAND — 2.2%
Health Care — 2.2%
Novartis ADR	606,554	77,784,485

UNITED KINGDOM — 1.1%
Consumer Staples — 1.1%
Diageo ADR	410,672	39,190,429

UNITED STATES — 93.7%
Communication Services — 15.5%
AT&T	8,545,615	241,328,168
Meta Platforms, Cl A	166,168	122,030,456
Verizon Communications	4,391,549	193,008,578
		556,367,202
Consumer Staples — 18.1%
Altria Group	2,630,777	173,789,128
Coca-Cola	1,420,739	94,223,411
Kroger	1,188,991	80,149,883
Philip Morris International	1,843,904	299,081,229
		647,243,651
Energy — 6.2%
Chevron	452,618	70,287,049
Exxon Mobil	1,346,691	151,839,411
		222,126,460
Financials — 20.2%
Allstate	434,981	93,368,672
American International Group	1,894,112	148,763,556
Cincinnati Financial	562,098	88,867,694
CME Group, Cl A	339,038	91,604,677
Intercontinental Exchange	200,250	33,738,120
Progressive	729,133	180,059,394
Slide Insurance Holdings *	889,085	14,034,207
Visa, Cl A	215,040	73,410,355
		723,846,675

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Health Care — 7.9%
Cigna Group	584,754	$168,555,340
Johnson & Johnson	610,633	113,223,571
		281,778,911
Information Technology — 2.6%
Microsoft	179,063	92,745,681

Utilities — 23.2%
American Electric Power	1,490,387	167,668,537
American Water Works	496,515	69,109,923
Atmos Energy	219,113	37,413,545
CenterPoint Energy	1,913,875	74,258,350
DTE Energy	402,103	56,869,427
Duke Energy	883,937	109,387,204
Exelon	2,238,582	100,758,576
NextEra Energy	1,115,262	84,191,128
PPL	1,472,442	54,715,945
Xcel Energy	977,660	78,848,279
		833,220,914
TOTAL UNITED STATES		3,357,329,494
Total Common Stock
(Cost $3,238,588,490)		3,560,521,373

Total Investments— 99.4%
(Cost $3,238,588,490)		$3,560,521,373

Percentages are based on Net Assets of $3,581,231,332.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.7%

	Shares	Value
BRAZIL — 7.6%
Energy — 3.8%
Petroleo Brasileiro ADR	487,524	$6,172,054

Financials — 2.6%
Itau Unibanco Holding ADR	556,462	4,084,431

Utilities — 1.2%
Centrais Eletricas Brasileiras	197,600	1,948,710
TOTAL BRAZIL		12,205,195

CANADA — 3.6%
Energy — 3.6%
Enbridge	114,745	5,790,029

FRANCE — 5.1%
Energy — 2.1%
TotalEnergies	55,942	3,410,123

Financials — 1.4%
BNP Paribas	24,849	2,274,608

Health Care — 1.6%
Sanofi	26,661	2,526,689
TOTAL FRANCE		8,211,420

GERMANY — 3.3%
Consumer Discretionary — 2.0%
Bayerische Motoren Werke	17,333	1,748,369
Mercedes-Benz Group	23,241	1,466,072
		3,214,441
Financials — 1.3%
Deutsche Bank	60,139	2,131,603
TOTAL GERMANY		5,346,044

INDIA — 2.9%
Consumer Staples — 1.8%
ITC	613,927	2,775,192

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDIA (continued)
Industrials — 1.1%
Adani Ports & Special Economic Zone	112,553	$1,779,415
TOTAL INDIA		4,554,607

INDONESIA — 0.6%
Financials — 0.6%
Bank Mandiri Persero	3,775,100	997,717

ITALY — 6.0%
Energy — 1.9%
Eni	14,078	246,510
Eni ADR	79,467	2,777,372
		3,023,882
Financials — 1.5%
UniCredit	31,147	2,372,063

Utilities — 2.6%
Enel	441,172	4,184,186
TOTAL ITALY		9,580,131

JAPAN — 2.4%
Consumer Staples — 0.3%
Japan Tobacco	14,400	472,917

Financials — 2.1%
Tokio Marine Holdings	77,600	3,288,725
TOTAL JAPAN		3,761,642

RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	177,982	22
Rosneft Oil PJSC * (A)	134,799	17
		39
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	151,100	18
Polyus PJSC * (A)	1,565	—
		18
TOTAL RUSSIA		57

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — 5.1%
Financials — 2.6%
Banco Bilbao Vizcaya Argentaria	6,818	$131,487
CaixaBank	380,233	4,019,257
		4,150,744
Utilities — 2.5%
Iberdrola	207,224	3,925,804
TOTAL SPAIN		8,076,548

SWITZERLAND — 2.9%
Financials — 0.8%
Swiss Re	7,343	1,364,479

Health Care — 2.1%
Novartis	25,564	3,288,630
TOTAL SWITZERLAND		4,653,109

UNITED ARAB EMIRATES — 2.4%
Energy — 0.9%
Adnoc Gas	1,568,993	1,512,362

Financials — 1.5%
First Abu Dhabi Bank PJSC	560,198	2,385,336
TOTAL UNITED ARAB EMIRATES		3,897,698

UNITED KINGDOM — 10.9%
Consumer Staples — 9.0%
British American Tobacco	170,342	9,069,177
Imperial Brands	59,897	2,547,080
Unilever	47,390	2,803,986
		14,420,243
Energy — 0.4%
Shell	19,820	711,471

Financials — 1.5%
HSBC Holdings	165,040	2,331,580
TOTAL UNITED KINGDOM		17,463,294

UNITED STATES — 41.9%
Communication Services — 10.5%
AT&T	333,008	9,404,146

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Communication Services (continued)
Verizon Communications	167,480	$7,360,746
		16,764,892
Consumer Staples — 8.8%
Altria Group	74,264	4,905,880
Philip Morris International	56,942	9,235,992
		14,141,872
Energy — 2.7%
Chevron	14,467	2,246,580
Exxon Mobil	18,118	2,042,805
		4,289,385
Financials — 2.1%
Progressive	13,486	3,330,368

Health Care — 3.9%
Cigna Group	8,672	2,499,704
Johnson & Johnson	19,835	3,677,806
		6,177,510
Utilities — 13.9%
American Electric Power	53,066	5,969,925
CenterPoint Energy	33,800	1,311,440
DTE Energy	21,899	3,097,175
Exelon	61,827	2,782,833
NextEra Energy	43,842	3,309,633
PPL	64,120	2,382,699
Xcel Energy	42,866	3,457,143
		22,310,848
TOTAL UNITED STATES		67,014,875
Total Common Stock
(Cost $129,920,341)		151,552,366

Total Investments— 94.7%
(Cost $129,920,341)		$151,552,366

Percentages are based on Net Assets of $160,049,750.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

(A)       Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$12,205,195	$—	$—	$12,205,195
Canada	5,790,029	—	—	5,790,029
France	—	8,211,420	—	8,211,420
Germany	—	5,346,044	—	5,346,044
India	—	4,554,607	—	4,554,607
Indonesia	—	997,717	—	997,717
Italy	2,777,372	6,802,759	—	9,580,131
Japan	—	3,761,642	—	3,761,642
Russia	—	—	57	57
Spain	—	8,076,548	—	8,076,548
Switzerland	—	4,653,109	—	4,653,109
United Arab Emirates	—	3,897,698	—	3,897,698
United Kingdom	—	17,463,294	—	17,463,294
United States	67,014,875	—	—	67,014,875
Total Common Stock	87,787,471	63,764,838	57	151,552,366
Total Investments in Securities	$87,787,471	$63,764,838	$57	$151,552,366

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.2%

	Shares	Value
BRAZIL — 8.5%
Energy — 2.0%
Petroleo Brasileiro ADR	964,156	$12,206,215

Financials — 3.5%
BB Seguridade Participacoes	884,300	5,519,455
Itau Unibanco Holding ADR	2,251,332	16,524,779
		22,044,234
Materials — 1.7%
Vale ADR, Cl B	973,812	10,575,598

Utilities — 1.3%
Centrais Eletricas Brasileiras	804,400	7,932,906
TOTAL BRAZIL		52,758,953

CANADA — 3.0%
Energy — 3.0%
Enbridge	363,203	18,327,212

DENMARK — 0.9%
Industrials — 0.9%
AP Moller - Maersk, Cl B	2,837	5,581,515

FRANCE — 6.6%
Consumer Staples — 1.1%
Pernod Ricard	71,591	7,053,913

Energy — 1.9%
Total Energies	189,212	11,534,022

Financials — 1.1%
BNP Paribas	75,090	6,873,530

Health Care — 1.7%
Sanofi	114,899	10,889,088

Industrials — 0.8%
Bureau Veritas	149,491	4,692,653
TOTAL FRANCE		41,043,206

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
GERMANY — 8.4%
Communication Services — 3.0%
Deutsche Telekom	545,559	$18,602,029

Consumer Discretionary — 3.0%
Bayerische Motoren Werke	89,817	9,059,786
Mercedes-Benz Group	144,043	9,086,417
		18,146,203
Financials — 0.5%
Deutsche Bank	87,826	3,112,958

Utilities — 1.9%
E.ON	645,831	12,174,425
TOTAL GERMANY		52,035,615

GREECE — 2.4%
Consumer Discretionary — 1.2%
OPAP	305,886	7,139,526

Financials — 1.2%
National Bank of Greece	523,873	7,634,553
TOTAL GREECE		14,774,079

INDIA — 8.0%
Consumer Staples — 3.1%
ITC	4,188,312	18,932,821

Financials — 0.8%
Power Finance	1,104,571	5,100,777

Industrials — 2.2%
Adani Ports & Special Economic Zone	864,843	13,672,803

Information Technology — 1.9%
Infosys ADR	717,884	11,679,973
TOTAL INDIA		49,386,374

INDONESIA — 0.8%
Financials — 0.8%
Bank Mandiri Persero	19,511,016	5,156,545

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ITALY — 4.3%
Energy — 0.6%
Eni	230,972	$4,044,397

Financials — 1.2%
UniCredit	94,619	7,205,902

Utilities — 2.5%
Enel	1,643,625	15,588,553
TOTAL ITALY		26,838,852
JAPAN — 3.2%
Financials — 2.3%
Tokio Marine Holdings	343,200	14,544,977

Health Care — 0.9%
Takeda Pharmaceutical	186,700	5,490,878
TOTAL JAPAN		20,035,855
NETHERLANDS — 1.8%
Consumer Staples — 1.8%
Koninklijke Ahold Delhaize	273,253	11,066,043

RUSSIA — 0.0%
Energy — 0.0%
Gazprom PJSC * (A)	141,071	17
Rosneft Oil PJSC * (A)	98,129	12
		29
Materials — 0.0%
GMK Norilskiy Nickel PAO * (A)	86,600	11
Polyus PJSC * (A)	1,135	—
		11
TOTAL RUSSIA		40
SINGAPORE — 2.5%
Communication Services — 1.4%
Singapore Telecommunications	2,771,500	8,865,829

Financials — 1.1%
DBS Group Holdings	171,100	6,789,398
TOTAL SINGAPORE		15,655,227

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — 1.0%
Financials — 1.0%
Samsung Fire & Marine Insurance	18,603	$5,987,963

SPAIN — 4.5%
Financials — 1.9%
Banco Bilbao Vizcaya Argentaria	89,481	1,725,669
CaixaBank	935,517	9,888,891
		11,614,560
Utilities — 2.6%
Iberdrola	858,558	16,265,156
TOTAL SPAIN		27,879,716
SWITZERLAND — 7.4%
Consumer Staples — 2.9%
Nestle	196,828	18,084,835

Health Care — 3.1%
Novartis	100,306	12,903,668
Roche Holding	18,487	6,158,962
		19,062,630
Industrials — 1.4%
SGS	86,298	8,972,582
TOTAL SWITZERLAND		46,120,047
UNITED ARAB EMIRATES — 2.9%
Energy — 1.3%
Adnoc Gas	8,658,908	8,346,374

Financials — 1.6%
First Abu Dhabi Bank PJSC	2,312,106	9,845,000
TOTAL UNITED ARAB EMIRATES		18,191,374
UNITED KINGDOM — 18.9%
Consumer Staples — 13.5%
British American Tobacco	877,854	46,737,818
Imperial Brands	532,793	22,656,665
Reckitt Benckiser Group	107,714	8,302,567
Unilever	101,549	6,008,482
		83,705,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM (continued)
Energy — 1.4%
Shell	238,870	$8,574,627

Health Care — 1.6%
AstraZeneca	65,655	10,068,571

Utilities — 2.4%
National Grid	1,008,956	14,511,989
TOTAL UNITED KINGDOM		116,860,719
UNITED STATES — 6.1%
Consumer Staples — 5.9%
Philip Morris International	224,903	36,479,266

Energy — 0.2%
Exxon Mobil	13,517	1,524,042

TOTAL UNITED STATES		38,003,308
Total Common Stock (Cost $490,900,065)		565,702,643

PREFERRED STOCK — 1.9%

BRAZIL — 1.9%

Energy — 0.9%
Petroleo Brasileiro (B)	934,824	5,503,043

Financials — 1.0%
Itausa (B)	3,005,200	6,506,362

Total Preferred Stock (Cost $12,473,889)		12,009,405

Total Investments— 93.1% (Cost $503,373,954)		$577,712,048

Percentages are based on Net Assets of $620,327,298.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of September 30, 2025, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$52,758,953	$—	$—	$52,758,953
Canada	18,327,212	—	—	18,327,212
Denmark	—	5,581,515	—	5,581,515
France	—	41,043,206	—	41,043,206
Germany	—	52,035,615	—	52,035,615
Greece	—	14,774,079	—	14,774,079
India	11,679,973	37,706,401	—	49,386,374
Indonesia	—	5,156,545	—	5,156,545
Italy	—	26,838,852	—	26,838,852
Japan	—	20,035,855	—	20,035,855
Netherlands	—	11,066,043	—	11,066,043
Russia	—	—	40	40
Singapore	—	15,655,227	—	15,655,227
South Korea	—	5,987,963	—	5,987,963
Spain	—	27,879,716	—	27,879,716
Switzerland	—	46,120,047	—	46,120,047
United Arab Emirates	—	18,191,374	—	18,191,374
United Kingdom	—	116,860,719	—	116,860,719
United States	38,003,308	—	—	38,003,308
Total Common Stock	120,769,446	444,933,157	40	565,702,643
Preferred Stock
Brazil	12,009,405	—	—	12,009,405
Total Investments in Securities	$132,778,851	$444,933,157	$40	$577,712,048

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.7%

	Shares	Value
CANADA — 4.4%
Energy — 4.4%
Enbridge	198,970	$10,040,026

FRANCE — 2.5%
Energy — 1.6%
TotalEnergies ADR	59,467	3,549,585

Health Care — 0.9%
Sanofi ADR	46,166	2,179,035
TOTAL FRANCE		5,728,620
SWITZERLAND — 2.3%
Consumer Staples — 0.7%
Nestle ADR	16,866	1,547,793

Health Care — 1.6%
Novartis ADR	29,303	3,757,817
TOTAL SWITZERLAND		5,305,610
UNITED KINGDOM — 1.0%
Health Care — 1.0%
AstraZeneca ADR	30,641	2,350,778

UNITED STATES — 88.5%
Communication Services — 12.8%
AT&T	562,745	15,891,919
Verizon Communications	301,801	13,264,154
		29,156,073
Consumer Staples — 19.8%
Altria Group	149,414	9,870,289
Coca-Cola	93,472	6,199,063
Colgate-Palmolive	50,326	4,023,061
Philip Morris International	114,711	18,606,124
Procter & Gamble	41,282	6,342,979
		45,041,516
Energy — 8.5%
Chevron	44,241	6,870,185
Exxon Mobil	63,118	7,116,555

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES (continued)
Energy (continued)
Valero Energy	32,063	$5,459,046
		19,445,786
Financials — 14.5%
Allstate	20,283	4,353,746
American International Group	74,185	5,826,490
Cincinnati Financial	32,739	5,176,036
CME Group, Cl A	35,523	9,597,959
Progressive	17,242	4,257,912
US Bancorp	81,110	3,920,046
		33,132,189
Health Care — 8.2%
Cigna Group	21,555	6,213,229
Johnson & Johnson	32,485	6,023,369
Merck	48,608	4,079,669
Pfizer	92,551	2,358,199
		18,674,466
Industrials — 2.0%
Huntington Ingalls Industries	15,373	4,426,041

Utilities — 22.7%
American Electric Power	81,353	9,152,212
American Water Works	49,360	6,870,418
CMS Energy	79,568	5,829,152
Duke Energy	57,724	7,143,345
Exelon	78,168	3,518,342
NextEra Energy	61,673	4,655,695
PPL	128,997	4,793,528
Southern	50,800	4,814,316
Xcel Energy	63,109	5,089,741
		51,866,749
TOTAL UNITED STATES		201,742,820
Total Common Stock (Cost $195,525,370)		225,167,854

Total Investments— 98.7% (Cost $195,525,370)		$225,167,854

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND SEPTEMBER 30, 2025 (Unaudited)

Percentages are based on Net Assets of $228,114,932.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

[This Page Intentionally Left Blank]

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Assets:
Investments, at Value (Cost $18,941,470,814, $3,035,370,939 and $3,238,588,490)	$22,605,089,887	$3,408,915,263	$3,560,521,373
Foreign Currency, at Value (Cost $283,076, $876,517 and $84)	282,849	876,729	83
Cash	320,250,017	44,714,281	15,996,645
Receivable for Capital Shares Sold	52,338,256	4,922,161	6,917,740
Dividend and Interest Receivable	41,969,991	4,854,596	6,084,507
Receivable for Investment Securities Sold	18,025,503	–	–
Reclaim Receivable(1)	785,047	1,929,037	407,716
Other Prepaid Expenses	207,814	72,639	131,324
Total Assets	23,038,949,364	3,466,284,706	3,590,059,388
Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	294,601,797	4,317,378	–
Payable for Capital Shares Redeemed	131,247,363	2,088,833	7,274,359
Payable to Investment Adviser	16,508,478	1,841,997	1,340,242
Payable to Administrator	449,601	68,556	73,053
Shareholder Servicing Fees Payable, Investor Shares	121,767	30,981	88,402
Transfer Agent Fees Payable	20,430	10,381	–
Payable to Trustees	14,387	2,296	2,486
Audit Fees Payable	9,341	12,725	12,587
Chief Compliance Officer Fees Payable	6,150	1,010	1,218
Unrealized Loss on Foreign Spot Currency Contracts	–	884	–
Other Accrued Expenses and Other Payables	2,655,442	71,595	35,709
Total Liabilities	445,634,756	8,446,636	8,828,056
Commitments and Contingencies†
Net Assets	$22,593,314,608	$3,457,838,070	$3,581,231,332
Net Assets Consist of:
Paid-in Capital	$19,506,222,956	$2,882,834,005	$3,083,927,227
Total Distributable Earnings	3,087,091,652	575,004,065	497,304,105
Net Assets	$22,593,314,608	$3,457,838,070	$3,581,231,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investor Shares:
Net Assets	$638,632,341	$138,729,361	$364,054,531
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	36,653,916	7,384,623	16,700,889
Net Asset Value, Offering and Redemption Price Per Share	$17.42	$18.79	$21.80
Institutional Shares:
Net Assets	$21,264,791,889	$3,256,910,726	$3,160,575,378
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	1,211,753,807	172,382,427	144,093,795
Net Asset Value, Offering and Redemption Price Per Share	$17.55	$18.89	$21.93
R6 Shares:
Net Assets	$689,890,378	$62,197,983	$56,601,423
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	39,307,764	3,293,467	2,579,705
Net Asset Value, Offering and Redemption Price Per Share	$17.55	$18.89	$21.94

†	See Note 5 in the Notes to Financial Statements.
(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Assets:
Investments, at Value (Cost $129,920,341, $503,373,954 and $195,525,370)	$151,552,366	$577,712,048	$225,167,854
Foreign Currency, at Value (Cost $90,243, $511,272 and $–)	90,366	511,352	–
Cash	7,847,423	41,080,823	2,308,443
Reclaim Receivable(1)	344,420	1,028,847	107,582
Dividend and Interest Receivable	323,340	678,330	462,256
Receivable for Capital Shares Sold	123,354	378,261	159,897
Other Prepaid Expenses	30,380	39,199	28,726
Total Assets	160,311,649	621,428,860	228,234,758
Liabilities:
Accrued Foreign Capital Gains Tax on Appreciated Securities	164,835	719,808	–
Payable to Investment Adviser	55,291	255,342	76,187
Payable for Capital Shares Redeemed	14,813	86,957	15,353
Audit Fees Payable	13,366	13,308	13,351
Transfer Agent Fees Payable	6,235	6,450	6,493
Payable to Administrator	5,342	12,235	5,342
Shareholder Servicing Fees Payable, Investor Shares	1,711	772	2,863
Unrealized Loss on Foreign Spot Currency Contracts	96	304	–
Payable to Trustees	93	341	151
Chief Compliance Officer Fees Payable	37	134	61
Other Accrued Expenses and Other Payables	80	5,911	25
Total Liabilities	261,899	1,101,562	119,826
Commitments and Contingencies†
Net Assets	$160,049,750	$620,327,298	$228,114,932
Net Assets Consist of:
Paid-in Capital	$135,052,067	$547,637,743	$197,466,626
Total Distributable Earnings	24,997,683	72,689,555	30,648,306
Net Assets	$160,049,750	$620,327,298	$228,114,932

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Investor Shares:
Net Assets	$7,369,176	$10,195,329	$13,831,484
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	584,482	886,977	1,036,456
Net Asset Value, Offering and Redemption Price Per Share	$12.61	$11.49	$13.34
Institutional Shares:
Net Assets	$152,680,574	$610,131,969	$214,283,448
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	12,114,568	53,084,916	16,048,235
Net Asset Value, Offering and Redemption Price Per Share	$12.60	$11.49	$13.35

†	See Note 5 in the Notes to Financial Statements.
(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD ENDED SEPTEMBER 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Investment Income:
Dividends	$365,225,063	$53,615,469	$51,588,430
Interest	20,883,422	1,637,612	3,923,698
Less: Foreign Taxes Withheld	(133,883,908)	(2,344,902)	(198,273)
Total Investment Income	252,224,577	52,908,179	55,313,855
Expenses:
Investment Advisory Fees	100,810,822	11,393,645	9,236,601
Administration Fees	2,710,404	424,167	496,708
Shareholder Servicing Fees, Investor Shares	658,218	209,944	626,254
Trustees' Fees	41,278	6,324	7,521
Chief Compliance Officer Fees	10,709	1,626	1,943
Custodian Fees	5,767,948	122,038	15,830
Printing Fees	581,594	87,785	112,312
Transfer Agent Fees	482,291	81,652	164,291
Registration and Filing Fees	184,160	81,634	167,670
Legal Fees	70,118	10,766	12,899
Audit Fees	16,702	14,098	14,204
Other Expenses	188,688	30,458	33,488
Total Expenses	111,522,932	12,464,137	10,889,721
Less:
Waiver of Investment Advisory Fees	(961,774)	–	(91,968)
Fees Paid Indirectly	(295,928)	(38,538)	(113,838)
Net Expenses	110,265,230	12,425,599	10,683,915
Net Investment Income	141,959,347	40,482,580	44,629,940
Net Realized Gain (Loss) on:
Investments	191,964,502	99,506,707	114,542,942
Foreign Capital Gains Tax	48,858,610	(1,870,209)	–
Foreign Currency Transactions	(6,886,167)	(294,206)	–
Net Realized Gain	233,936,945	97,342,292	114,542,942
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,030,311,547	(110,279,500)	(252,039,118)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(20,178,856)	(1,563,029)	–
Foreign Currency Translation	458,170	102,893	5
Net Change in Unrealized Appreciation (Depreciation)	1,010,590,861	(111,739,636)	(252,039,113)
Net Realized and Unrealized Gain (Loss)	1,244,527,806	(14,397,344)	(137,496,171)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,386,487,153	$26,085,236	$(92,866,231)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS FOR THE PERIOD ENDED SEPTEMBER 30, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Investment Income:
Dividends	$3,280,525	$14,241,679	$3,659,948
Interest	98,000	595,399	254,132
Less: Foreign Taxes Withheld	(271,041)	(1,452,339)	(60,382)
Total Investment Income	3,107,484	13,384,739	3,853,698
Expenses:
Investment Advisory Fees	386,336	1,622,341	510,990
Administration Fees	32,589	70,043	32,589
Shareholder Servicing Fees, Investor Shares	7,236	7,463	12,988
Trustees' Fees	258	1,093	419
Chief Compliance Officer Fees	67	291	109
Registration and Filing Fees	26,571	30,788	23,210
Transfer Agent Fees	19,789	21,529	20,354
Custodian Fees	14,010	59,381	3,348
Audit Fees	13,606	13,650	13,618
Printing Fees	3,570	15,314	5,769
Legal Fees	436	1,864	712
Other Expenses	6,350	16,830	2,229
Total Expenses	510,818	1,860,587	626,335
Less:
Waiver of Investment Advisory Fees	(88,227)	(112,047)	(55,292)
Fees Paid Indirectly	(1,151)	(1,041)	(1,644)
Net Expenses	421,440	1,747,499	569,399
Net Investment Income	2,686,044	11,637,240	3,284,299
Net Realized Gain (Loss) on:
Investments	1,340,378	13,901,221	(649,860)
Foreign Capital Gains Tax	(112,775)	–	–
Foreign Currency Transactions	(44,112)	(69,837)	–
Net Realized Gain (Loss)	1,183,491	13,831,384	(649,860)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,214,497	25,291,233	(1,825,366)
Accrued Foreign Capital Gains Tax on Appreciated Securities	114,539	(88,640)	–
Foreign Currency Translation	21,770	61,701	–
Net Change in Unrealized Appreciation (Depreciation)	6,350,806	25,264,294	(1,825,366)
Net Realized and Unrealized Gain (Loss)	7,534,297	39,095,678	(2,475,226)
Net Increase in Net Assets Resulting from Operations	$10,220,341	$50,732,918	$809,073

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$141,959,347	$511,597,692
Net Realized Gain	233,936,945	698,420,561
Net Change in Unrealized Appreciation (Depreciation)	1,010,590,861	(2,198,037,477)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,386,487,153	(988,019,224)
Distributions:
Investor Shares	–	(9,205,651)
Institutional Shares	–	(342,525,491)
R6 Shares	–	(9,416,075)
Total Distributions	–	(361,147,217)
Capital Share Transactions (1):
Investor Shares
Issued	112,324,012	352,611,856
Reinvestment of Distributions	–	9,043,272
Redeemed	(126,686,057)	(324,174,988)
Net Investor Shares Transactions	(14,362,045)	37,480,140
Institutional Shares
Issued	2,171,848,038	7,265,430,943
Reinvestment of Distributions	(2,099)	284,489,724
Redeemed	(2,786,720,638)	(4,748,261,141)
Net Institutional Shares Transactions	(614,874,699)	2,801,659,526
R6 Shares
Issued	161,731,263	394,468,362
Reinvestment of Distributions	(2,993)	8,957,551
Redeemed	(102,005,568)	(117,419,620)
Net R6 Shares Transactions	59,722,702	286,006,293
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(569,514,042)	3,125,145,959
Total Increase in Net Assets	816,973,111	1,775,979,518
Net Assets:
Beginning of Year or Period	21,776,341,497	20,000,361,979
End of Year or Period	$22,593,314,608	$21,776,341,497

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$40,482,580	$46,309,686
Net Realized Gain	97,342,292	317,527,132
Net Change in Unrealized Depreciation	(111,739,636)	(329,597,914)
Net Increase in Net Assets Resulting From Operations	26,085,236	34,238,904
Distributions:
Investor Shares	–	(14,708,546)
Institutional Shares	–	(192,194,587)
R6 Shares	–	(3,491,852)
Total Distributions	–	(210,394,985)
Capital Share Transactions (1):
Investor Shares
Issued	31,075,645	282,921,740
Reinvestment of Distributions	–	14,708,487
Redeemed	(128,696,252)	(129,431,793)
Net Investor Shares Transactions	(97,620,607)	168,198,434
Institutional Shares
Issued	609,642,467	1,504,289,895
Reinvestment of Distributions	5	167,933,603
Redeemed	(615,242,060)	(668,528,682)
Net Institutional Shares Transactions	(5,599,588)	1,003,694,816
R6 Shares
Issued	2,508,329	4,205,785
Reinvestment of Distributions	–	3,491,852
Redeemed	(698,735)	(10,299,889)
Net R6 Shares Transactions	1,809,594	(2,602,252)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(101,410,601)	1,169,290,998
Total Increase (Decrease) in Net Assets	(75,325,365)	993,134,917
Net Assets:
Beginning of Year or Period	3,533,163,435	2,540,028,518
End of Year or Period	$3,457,838,070	$3,533,163,435

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$44,629,940	$39,748,488
Net Realized Gain	114,542,942	221,736,296
Net Change in Unrealized Depreciation	(252,039,113)	(165,082,208)
Net Increase (Decrease) in Net Assets Resulting From Operations	(92,866,231)	96,402,576
Distributions:
Investor Shares	–	(32,358,441)
Institutional Shares	–	(152,697,173)
R6 Shares	–	(3,120,625)
Total Distributions	–	(188,176,239)
Capital Share Transactions (1):
Investor Shares
Issued	90,055,120	676,774,995
Reinvestment of Distributions	–	32,109,648
Redeemed	(378,757,143)	(306,425,288)
Net Investor Shares Transactions	(288,702,023)	402,459,355
Institutional Shares
Issued	645,131,243	2,165,035,108
Reinvestment of Distributions	2	139,375,163
Redeemed	(1,045,997,016)	(621,133,116)
Net Institutional Shares Transactions	(400,865,771)	1,683,277,155
R6 Shares
Issued	8,762,392	33,136,472
Reinvestment of Distributions	–	3,120,625
Redeemed	(14,036,598)	(13,758,546)
Net R6 Shares Transactions	(5,274,206)	22,498,551
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(694,842,000)	2,108,235,061
Total Increase (Decrease) in Net Assets	(787,708,231)	2,016,461,398
Net Assets:
Beginning of Year or Period	4,368,939,563	2,352,478,165
End of Year or Period	$3,581,231,332	$4,368,939,563

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended, September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$2,686,044	$4,750,188
Net Realized Gain	1,183,491	8,717,856
Net Change in Unrealized Appreciation (Depreciation)	6,350,806	(4,763,773)
Net Increase in Net Assets Resulting From Operations	10,220,341	8,704,271
Distributions:
Investor Shares	(130,572)	(471,295)
Institutional Shares	(2,402,249)	(4,282,761)
Total Distributions	(2,532,821)	(4,754,056)
Capital Share Transactions (1):
Investor Shares
Issued	2,922,433	13,720,861
Reinvestment of Distributions	130,572	471,295
Redeemed	(3,698,541)	(16,068,003)
Net Investor Shares Transactions	(645,536)	(1,875,847)
Institutional Shares
Issued	29,027,336	18,808,377
Reinvestment of Distributions	2,366,426	4,235,046
Redeemed	(5,048,538)	(12,625,612)
Net Institutional Shares Transactions	26,345,224	10,417,811
Net Increase in Net Assets From Capital Share Transactions	25,699,688	8,541,964
Total Increase in Net Assets	33,387,208	12,492,179
Net Assets:
Beginning of Year or Period	126,662,542	114,170,363
End of Year or Period	$160,049,750	$126,662,542

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended, September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$11,637,240	$11,815,032
Net Realized Gain (Loss)	13,831,384	(1,026,966)
Net Change in Unrealized Appreciation	25,264,294	22,150,506
Net Increase in Net Assets Resulting From Operations	50,732,918	32,938,572
Distributions:
Investor Shares	(189,208)	(431,374)
Institutional Shares	(11,488,769)	(9,891,778)
Total Distributions	(11,677,977)	(10,323,152)
Capital Share Transactions (1):
Investor Shares
Issued	4,619,907	16,899,735
Reinvestment of Distributions	189,208	431,374
Redeemed	(2,838,977)	(20,318,721)
Net Investor Shares Transactions	1,970,138	(2,987,612)
Institutional Shares
Issued	188,254,111	273,739,580
Reinvestment of Distributions	11,437,796	9,815,501
Redeemed	(50,046,503)	(34,722,163)
Net Institutional Shares Transactions	149,645,404	248,832,918
Net Increase in Net Assets From Capital Share Transactions	151,615,542	245,845,306
Total Increase in Net Assets	190,670,483	268,460,726
Net Assets:
Beginning of Year or Period	429,656,815	161,196,089
End of Year or Period	$620,327,298	$429,656,815

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended, September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations:
Net Investment Income	$3,284,299	$4,946,945
Net Realized Gain (Loss)	(649,860)	15,337,625
Net Change in Unrealized Appreciation (Depreciation)	(1,825,366)	343,719
Net Increase in Net Assets Resulting From Operations	809,073	20,628,289
Distributions:
Investor Shares	(201,455)	(296,309)
Institutional Shares	(2,986,137)	(5,874,356)
Total Distributions	(3,187,592)	(6,170,665)
Capital Share Transactions (1):
Investor Shares
Issued	6,279,900	11,480,289
Reinvestment of Distributions	201,455	296,309
Redeemed	(6,455,858)	(3,686,228)
Net Investor Shares Transactions	25,497	8,090,370
Institutional Shares
Issued	43,610,466	55,969,405
Reinvestment of Distributions	2,586,126	5,140,208
Redeemed	(25,890,523)	(27,968,906)
Net Institutional Shares Transactions	20,306,069	33,140,707
Net Increase in Net Assets From Capital Share Transactions	20,331,566	41,231,077
Total Increase in Net Assets	17,953,047	55,688,701
Net Assets:
Beginning of Year or Period	210,161,885	154,473,184
End of Year or Period	$228,114,932	$210,161,885

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$16.39		$17.38		$12.96		$15.44		$17.65		$14.84
Income from Investment Operations:
Net Investment Income*	0.09		0.37		0.41		0.69		0.36		0.13
Net Realized and Unrealized Gain (Loss)	0.94		(1.11)		4.41		(2.48)		(1.94)		2.71
Total from Investment Operations	1.03		(0.74)		4.82		(1.79)		(1.58)		2.84
Dividends and Distributions:
Net Investment Income	–		(0.25)		(0.40)		(0.69)		(0.38)		(0.03)
Capital Gains	–		–		–		–		(0.25)		–
Total Dividends and Distributions	–		(0.25)		(0.40)		(0.69)		(0.63)		(0.03)
Net Asset Value, End of Year/Period	$17.42		$16.39		$17.38		$12.96		$15.44		$17.65
Total Return†	6.28%		(4.29)%		37.50%		(11.47)%		(9.19)%		19.12%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$638,632		$615,121		$616,353		$294,808		$204,004		$173,963
Ratio of Expenses to Average Net Assets	1.19	%††	1.18	%(2)	1.20	%(2)	1.23	%(2)	1.16	%††(2)	1.16	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	1.20	%††	1.18%		1.20%		1.22%		1.15	%††	1.16%
Ratio of Net Investment Income to Average Net Assets	1.06	%††	2.15%		2.72%		5.14%		3.14	%††	0.72%
Portfolio Turnover Rate	36	%‡	97%		49%		88%		75	%‡	101%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$16.49		$17.48		$13.03		$15.52		$17.74		$14.90
Income from Investment Operations:
Net Investment Income*	0.11		0.41		0.46		0.74		0.37		0.16
Net Realized and Unrealized Gain (Loss)	0.95		(1.12)		4.42		(2.51)		(1.93)		2.72
Total from Investment Operations	1.06		(0.71)		4.88		(1.77)		(1.56)		2.88
Dividends and Distributions:
Net Investment Income	–		(0.28)		(0.43)		(0.72)		(0.41)		(0.04)
Capital Gains	–		–		–		–		(0.25)		–
Total Dividends and Distributions	–		(0.28)		(0.43)		(0.72)		(0.66)		(0.04)
Net Asset Value, End of Year/Period	$17.55		$16.49		$17.48		$13.03		$15.52		$17.74
Total Return†	6.43%		(4.06)%		37.78%		(11.32)%		(9.07)%		19.35%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$21,264,792		$20,572,091		$19,043,298		$10,954,713		$8,809,402		$8,429,150
Ratio of Expenses to Average Net Assets	0.98	%††	0.98	%(2)	0.98	%(2)	0.98	%(2)	0.98	%††(2)	0.98	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.99	%††	0.98%		0.98%		0.97%		0.97	%††	0.98%
Ratio of Net Investment Income to Average Net Assets	1.27	%††	2.35%		3.02%		5.46%		3.25	%††	0.90%
Portfolio Turnover Rate	36	%‡	97%		49%		88%		75	%‡	101%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$16.49		$17.49		$13.03		$15.52		$17.74		$14.90
Income from Investment Operations:
Net Investment Income*	0.10		0.40		0.45		0.65		0.37		0.21
Net Realized and Unrealized Gain (Loss)	0.96		(1.12)		4.44		(2.42)		(1.93)		2.67
Total from Investment Operations	1.06		(0.72)		4.89		(1.77)		(1.56)		2.88
Dividends and Distributions:
Net Investment Income	–		(0.28)		(0.43)		(0.72)		(0.41)		(0.04)
Capital Gains	–		–		–		–		(0.25)		–
Total Dividends and Distributions	–		(0.28)		(0.43)		(0.72)		(0.66)		(0.04)
Net Asset Value, End of Year/Period	$17.55		$16.49		$17.49		$13.03		$15.52		$17.74
Total Return†	6.43%		(4.11)%		37.86%		(11.32)%		(9.07)%		19.35%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$689,891		$589,129		$340,711		$189,724		$66,084		$65,354
Ratio of Expenses to Average Net Assets	0.98	%††	0.98	%(2)	0.98	%(2)	0.98	%(2)	0.98	%††(2)	0.98	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.99	%††	0.98%		0.98%		0.97%		0.97	%††	0.98%
Ratio of Net Investment Income to Average Net Assets	1.22	%††	2.32%		3.01%		4.85%		3.25	%††	1.17%
Portfolio Turnover Rate	36	%‡	97%		49%		88%		75	%‡	101%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$18.68		$19.53	$13.55		$15.28		$14.62		$12.48
Income from Investment Operations:
Net Investment Income*	0.20		0.23	0.15		0.43		0.27		0.08
Net Realized and Unrealized Gain (Loss)	(0.09)		0.10	6.03		(1.75)		0.62		2.06
Total from Investment Operations	0.11		0.33	6.18		(1.32)		0.89		2.14
Dividends and Distributions:
Net Investment Income	–		(0.17)	(0.20)		(0.39)		(0.23)		–
Capital Gains	–		(1.01)	–		(0.02)		–		–
Total Dividends and Distributions	–		(1.18)	(0.20)		(0.41)		(0.23)		–
Net Asset Value, End of Year/Period	$18.79		$18.68	$19.53		$13.55		$15.28		$14.62
Total Return†	0.59%		1.67%	45.88%		(8.73)%		6.11%		17.15%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$138,729		$235,604	$81,323		$23,322		$4,087		$2,017
Ratio of Expenses to Average Net Assets	0.90	%††	0.90%	0.88	%(2)	1.00	%(2)	0.90	%††(2)	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.90	%††	0.90%	0.88%		0.97%		0.88	%††	0.91%
Ratio of Net Investment Income to Average Net Assets	2.17	%††	1.19%	0.92%		3.05%		2.75	%††	0.62%
Portfolio Turnover Rate	52	%‡	184%	97%		139%		95	%‡	124%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$18.77		$19.61	$13.60		$15.31		$14.65		$12.50
Income from Investment Operations:
Net Investment Income*	0.22		0.28	0.19		0.50		0.28		0.12
Net Realized and Unrealized Gain (Loss)	(0.10)		0.08	6.05		(1.79)		0.63		2.04
Total from Investment Operations	0.12		0.36	6.24		(1.29)		0.91		2.16
Dividends and Distributions:
Net Investment Income	–		(0.19)	(0.23)		(0.40)		(0.25)		(0.01)
Capital Gains	–		(1.01)	–		(0.02)		–		–
Total Dividends and Distributions	–		(1.20)	(0.23)		(0.42)		(0.25)		(0.01)
Net Asset Value, End of Year/Period	$18.89		$18.77	$19.61		$13.60		$15.31		$14.65
Total Return†	0.64%		1.84%	46.19%		(8.52)%		6.22%		17.33%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,256,911		$3,237,594	$2,393,659		$1,308,554		$834,826		$610,670
Ratio of Expenses to Average Net Assets	0.70	%††	0.70%	0.71	%(2)	0.75	%(2)	0.75	%††(2)	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.70	%††	0.70%	0.71%		0.72%		0.73	%††	0.76%
Ratio of Net Investment Income to Average Net Assets	2.32	%††	1.42%	1.16%		3.57%		2.81	%††	0.86%
Portfolio Turnover Rate	52	%‡	184%	97%		139%		95	%‡	124%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$18.76		$19.60	$13.60		$15.30		$14.64		$12.50
Income from Investment Operations:
Net Investment Income*	0.22		0.29	0.20		0.51		0.28		0.19
Net Realized and Unrealized Gain (Loss)	(0.09)		0.07	6.03		(1.79)		0.63		1.96
Total from Investment Operations	0.13		0.36	6.23		(1.28)		0.91		2.15
Dividends and Distributions:
Net Investment Income	–		(0.19)	(0.23)		(0.40)		(0.25)		(0.01)
Capital Gains	–		(1.01)	–		(0.02)		–		–
Total Dividends and Distributions	–		(1.20)	(0.23)		(0.42)		(0.25)		(0.01)
Net Asset Value, End of Year/Period	$18.89		$18.76	$19.60		$13.60		$15.30		$14.64
Total Return†	0.69%		1.84%	46.12%		(8.46)%		6.23%		17.25%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$62,198		$59,965	$65,047		$47,868		$51,423		$52,514
Ratio of Expenses to Average Net Assets	0.70	%††	0.70%	0.71	%(2)	0.75	%(2)	0.75	%††(2)	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.70	%††	0.70%	0.70%		0.72%		0.73	%††	0.76%
Ratio of Net Investment Income to Average Net Assets	2.31	%††	1.45%	1.24%		3.63%		2.76	%††	1.32%
Portfolio Turnover Rate	52	%‡	184%	97%		139%		95	%‡	124%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$22.26		$22.46		$15.18	$17.74	$16.42		$13.37
Income from Investment Operations:
Net Investment Income*	0.21		0.24		0.04	0.28	0.20		0.09
Net Realized and Unrealized Gain (Loss)	(0.67)		0.75		7.32	(2.15)	1.37		3.05
Total from Investment Operations	(0.46)		0.99		7.36	(1.87)	1.57		3.14
Dividends and Distributions:
Net Investment Income	–		(0.14)		(0.08)	(0.26)	(0.14)		(0.01)
Capital Gains	–		(1.05)		–	(0.43)	(0.11)		(0.08)
Total Dividends and Distributions	–		(1.19)		(0.08)	(0.69)	(0.25)		(0.09)
Net Asset Value, End of Year/Period	$21.80		$22.26		$22.46	$15.18	$17.74		$16.42
Total Return†	(2.07)%		4.32%		48.60%	(10.59)%	9.66%		23.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$364,055		$669,466		$286,110	$82,943	$25,786		$2,186
Ratio of Expenses to Average Net Assets	0.72	%††	0.70	%(2)	0.67%	0.74%	0.59	%††	0.59%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.72	%††	0.71%		0.68%	0.76%	0.61	%††	0.63%
Ratio of Net Investment Income to Average Net Assets	1.97	%††	1.03%		0.21%	1.78%	1.75	%††	0.61%
Portfolio Turnover Rate	60	%‡	240%		148%	211%	125	%‡	143%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$22.38		$22.55		$15.24	$17.78	$16.45		$13.39
Income from Investment Operations:
Net Investment Income*	0.24		0.29		0.07	0.33	0.16		0.12
Net Realized and Unrealized Gain (Loss)	(0.69)		0.76		7.36	(2.17)	1.42		3.04
Total from Investment Operations	(0.45)		1.05		7.43	(1.84)	1.58		3.16
Dividends and Distributions:
Net Investment Income	–		(0.17)		(0.12)	(0.27)	(0.14)		(0.02)
Capital Gains	–		(1.05)		–	(0.43)	(0.11)		(0.08)
Total Dividends and Distributions	–		(1.22)		(0.12)	(0.70)	(0.25)		(0.10)
Net Asset Value, End of Year/Period	$21.93		$22.38		$22.55	$15.24	$17.78		$16.45
Total Return†	(2.01)%		4.57%		48.90%	(10.40)%	9.72%		23.69%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$3,160,575		$3,636,383		$2,024,632	$1,267,680	$884,331		$672,120
Ratio of Expenses to Average Net Assets	0.49	%††	0.49	%(2)	0.49%	0.49%	0.49	%††	0.49%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.49	%††	0.50%		0.50%	0.51%	0.51	%††	0.53%
Ratio of Net Investment Income to Average Net Assets	2.21	%††	1.23%		0.39%	2.03%	1.45	%††	0.80%
Portfolio Turnover Rate	60	%‡	240%		148%	211%	125	%‡	143%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	R6 Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)		Year Ended July 31, 2021
Net Asset Value, Beginning of Year/Period	$22.39		$22.56		$15.25	$17.79	$16.46		$13.39
Income from Investment Operations:
Net Investment Income*	0.24		0.29		0.08	0.33	0.16		0.13
Net Realized and Unrealized Gain (Loss)	(0.69)		0.76		7.35	(2.17)	1.42		3.04
Total from Investment Operations	(0.45)		1.05		7.43	(1.84)	1.58		3.17
Dividends and Distributions:
Net Investment Income	–		(0.17)		(0.12)	(0.27)	(0.14)		(0.02)
Capital Gains	–		(1.05)		–	(0.43)	(0.11)		(0.08)
Total Dividends and Distributions	–		(1.22)		(0.12)	(0.70)	(0.25)		(0.10)
Net Asset Value, End of Year/Period	$21.94		$22.39		$22.56	$15.25	$17.79		$16.46
Total Return†	(2.01)%		4.58%		48.87%	(10.39)%	9.72%		23.77%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$56,601		$63,091		$41,736	$8,010	$9,670		$9,904
Ratio of Expenses to Average Net Assets	0.49	%††	0.49	%(2)	0.49%	0.49%	0.49	%††	0.49%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.49	%††	0.50%		0.50%	0.51%	0.51	%††	0.53%
Ratio of Net Investment Income to Average Net Assets	2.20	%††	1.23%		0.41%	1.99%	1.39	%††	0.84%
Portfolio Turnover Rate	60	%‡	240%		148%	211%	125	%‡	143%

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	For the period August 1, 2021 to March 31, 2022. Effective September 23, 2021, the Fund changed its fiscal year end to March 31st (see Note 1 in the Notes to Financial Statements).
(2)	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$11.96		$11.49	$9.66	$10.36	$10.00
Income from Investment Operations:
Net Investment Income*	0.23		0.42	0.41	0.40	0.30
Net Realized and Unrealized Gain (Loss)	0.62		0.47	1.81	(0.59)	0.27
Total from Investment Operations	0.85		0.89	2.22	(0.19)	0.57
Dividends and Distributions:
Net Investment Income	(0.20)		(0.39)	(0.39)	(0.51)	(0.20)
Capital Gains	–		(0.03)	–	–	–
Return of Capital	–		–	–	– ^	(0.01)
Total Dividends and Distributions	(0.20)		(0.42)	(0.39)	(0.51)	(0.21)
Net Asset Value, End of Year/Period	$12.61		$11.96	$11.49	$9.66	$10.36
Total Return†	7.18%		7.89%	23.51%	(1.50)%	5.69%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$7,369		$7,526	$9,778	$9,124	$1,060
Ratio of Expenses to Average Net Assets	0.76	%††	0.83%	0.84%	0.86%	0.75	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.89	%††	0.94%	0.93%	1.03%	1.83	%††
Ratio of Net Investment Income to Average Net Assets	3.74	%††	3.58%	3.97%	4.19%	3.92	%††
Portfolio Turnover Rate	21	%‡	140%	67%	84%	109	%‡

^	Amount represents less than $0.005 per share.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$11.95		$11.48	$9.66	$10.36	$10.00
Income from Investment Operations:
Net Investment Income*	0.23		0.44	0.41	0.53	0.32
Net Realized and Unrealized Gain (Loss)	0.63		0.47	1.82	(0.72)	0.25
Total from Investment Operations	0.86		0.91	2.23	(0.19)	0.57
Dividends and Distributions:
Net Investment Income	(0.21)		(0.41)	(0.41)	(0.51)	(0.20)
Capital Gains	–		(0.03)	–	–	–
Return of Capital	–		–	–	– ^	(0.01)
Total Dividends and Distributions	(0.21)		(0.44)	(0.41)	(0.51)	(0.21)
Net Asset Value, End of Year/Period	$12.60		$11.95	$11.48	$9.66	$10.36
Total Return†	7.28%		8.10%	23.58%	(1.46)%	5.70%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$152,681		$119,137	$104,392	$81,268	$70,523
Ratio of Expenses to Average Net Assets	0.59	%††	0.65%	0.70%	0.75%	0.75	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.72	%††	0.76%	0.80%	0.92%	1.29	%††
Ratio of Net Investment Income to Average Net Assets	3.83	%††	3.82%	3.98%	5.45%	4.14	%††
Portfolio Turnover Rate	21	%‡	140%	67%	84%	109	%‡

^	Amount represents less than $0.005 per share.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$10.89		$9.98	$8.42	$9.54	$10.00
Income from Investment Operations:
Net Investment Income*	0.21		0.38	0.43	0.49	0.32
Net Realized and Unrealized Gain (Loss)	0.60		0.86	1.55	(1.10)	(0.56)
Total from Investment Operations	0.81		1.24	1.98	(0.61)	(0.24)
Dividends and Distributions:
Net Investment Income	(0.21)		(0.33)	(0.42)	(0.51)	(0.22)
Total Dividends and Distributions	(0.21)		(0.33)	(0.42)	(0.51)	(0.22)
Net Asset Value, End of Year/Period	$11.49		$10.89	$9.98	$8.42	$9.54
Total Return†	7.48%		12.58%	24.13%	(6.24)%	(2.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$10,195		$7,723	$10,015	$5,562	$1,025
Ratio of Expenses to Average Net Assets	0.75	%††	0.80%	0.83%	0.91%	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.78	%††	0.85%	0.96%	1.08%	1.91%††
Ratio of Net Investment Income to Average Net Assets	3.68	%††	3.64%	4.78%	5.73%	4.33%††
Portfolio Turnover Rate	25	%‡	88%	48%	80%	102%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$10.89		$9.98	$8.42	$9.54	$10.00
Income from Investment Operations:
Net Investment Income*	0.22		0.41	0.46	0.53	0.35
Net Realized and Unrealized Gain (Loss)	0.60		0.85	1.53	(1.14)	(0.59)
Total from Investment Operations	0.82		1.26	1.99	(0.61)	(0.24)
Dividends and Distributions:
Net Investment Income	(0.22)		(0.35)	(0.43)	(0.51)	(0.22)
Total Dividends and Distributions	(0.22)		(0.35)	(0.43)	(0.51)	(0.22)
Net Asset Value, End of Year/Period	$11.49		$10.89	$9.98	$8.42	$9.54
Total Return†	7.56%		12.78%	24.29%	(6.21)%	(2.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$610,132		$421,934	$151,181	$91,491	$44,629
Ratio of Expenses to Average Net Assets	0.59	%††	0.64%	0.72%	0.79%	0.79%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.63	%††	0.69%	0.85%	0.96%	1.48%††
Ratio of Net Investment Income to Average Net Assets	3.95	%††	3.94%	5.02%	6.17%	4.67%††
Portfolio Turnover Rate	25	%‡	88%	48%	80%	102%‡

*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Investor Shares
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$13.55	$12.52	$11.04	$11.64	$10.00
Income from Investment Operations:
Net Investment Income*	0.18	0.34	0.28	0.37	0.28
Net Realized and Unrealized Gain (Loss)	(0.22)	1.10	1.49	(0.65)	1.57
Total from Investment Operations	(0.04)	1.44	1.77	(0.28)	1.85
Dividends and Distributions:
Net Investment Income	(0.17)	(0.33)	(0.29)	(0.32)	(0.21)
Capital Gains	–	(0.08)	–	–	–
Return of Capital	–	–	–	–	–	^
Total Dividends and Distributions	(0.17)	(0.41)	(0.29)	(0.32)	(0.21)
Net Asset Value, End of Year/Period	$13.34	$13.55	$12.52	$11.04	$11.64
Total Return†	(0.27)%	11.78%	16.29%	(2.30)%	18.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$13,832	$13,831	$5,079	$4,083	$1,232
Ratio of Expenses to Average Net Assets	0.65%††	0.64%	0.59%	0.57%	0.49	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.70%††	0.71%	0.68%	0.70%	1.49	%††
Ratio of Net Investment Income to Average Net Assets	2.77%††	2.65%	2.51%	3.29%	3.49	%††
Portfolio Turnover Rate	23%‡	146%	103%	103%	99	%‡

^	Amount represents less than $0.005 per share.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Shares
	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(1)
Net Asset Value, Beginning of Year/Period	$13.56	$12.53	$11.04	$11.64	$10.00
Income from Investment Operations:
Net Investment Income*	0.19	0.36	0.29	0.36	0.34
Net Realized and Unrealized Gain (Loss)	(0.22)	1.10	1.50	(0.63)	1.51
Total from Investment Operations	(0.03)	1.46	1.79	(0.27)	1.85
Dividends and Distributions:
Net Investment Income	(0.18)	(0.35)	(0.30)	(0.33)	(0.21)
Capital Gains	–	(0.08)	–	–	–
Return of Capital	–	–	–	–	–	^
Total Dividends and Distributions	(0.18)	(0.43)	(0.30)	(0.33)	(0.21)
Net Asset Value, End of Year/Period	$13.35	$13.56	$12.53	$11.04	$11.64
Total Return†	(0.18)%	11.90%	16.49%	(2.27)%	18.57%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$214,283	$196,331	$149,394	$159,815	$79,132
Ratio of Expenses to Average Net Assets	0.49%††	0.49%	0.49%	0.49%	0.49	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.54%††	0.56%	0.58%	0.62%	0.98	%††
Ratio of Net Investment Income to Average Net Assets	2.90%††	2.76%	2.59%	3.22%	4.10	%††
Portfolio Turnover Rate	23%‡	146%	103%	103%	99	%‡

^	Amount represents less than $0.005 per share.
*	Per share data calculated using average shares method.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on June 30, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund (formerly, GQG Partners Global Quality Dividend Income Fund), GQG Partners International Quality Value Fund (formerly, GQG Partners International Quality Dividend Income Fund) and GQG Partners US Quality Value Fund (formerly, GQG Partners US Quality Dividend Income Fund) (each a “Fund” and collectively, the “Funds”). The investment objective of GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund is to seek long-term capital appreciation. The investment objective of GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund is to seek long-term capital appreciation and dividend income. Each of the Funds is classified as "non-diversified," which means that it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. GQG Partners LLC serves as the Funds’ investment adviser (the “Adviser”). The GQG Partners Emerging Markets Equity Fund, GQG Partners US Select Quality Equity Fund, and GQG Partners Global Quality Equity Fund commenced operations on December 28, 2016, September 28, 2018, and March 29, 2019, respectively and currently offer Investor Shares, Institutional Shares and R6 Shares. The GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund commenced operations on June 30, 2021 and currently offer Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held. Effective September 23, 2021, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund changed their fiscal year end to March 31.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time each Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which each Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

The GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and the GQG Partners International Quality Value Fund use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities in the Funds’ based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended September 30, 2025, GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund have accrued foreign tax in the amount of $294,601,797, $4,317,378, $164,835 and $719,808, respectively, presented on the Statements of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Participation Notes (P-Notes) – To the extent consistent with its Investment Objective and Strategies, each Fund may acquire P-Notes issued by participating banks or broker dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Funds are relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Funds will incur transaction costs as a result of investments in P-Notes.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash—Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes—Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund and GQG Partners US Select Quality Equity Fund distribute substantially all of their net investment income annually. GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund distribute substantially all of their net investment income quarterly. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended September 30, 2025, GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund were charged $2,710,404, $424,167, $496,708, $32,589, $70,043 and $32,589, respectively.

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) that provides that a Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Funds’ Investor Shares. The

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended September 30, 2025, the GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund earned credits of $295,928, $38,538, $113,838, $1,151, $1,041 and $1,644, respectively. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GQG Partners LLC provides investment advisory services to the Funds at a fee calculated at an annual rate of the Funds’ respective average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses for the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below (the “Contractual Expense Limit”) until July 31, 2026.

	Advisory Fee	Contractual Expense Limitation
GQG Partners Emerging Markets Equity Fund	0.90%	0.98%
GQG Partners Global Quality Equity Fund	0.65%	0.75%
GQG Partners US Select Quality Equity Fund	0.45%	0.49%
GQG Partners Global Quality Value Fund	0.55%(1)	0.59%(2)
GQG Partners International Quality Value Fund	0.55%(1)	0.59%(2)
GQG Partners US Quality Value Fund	0.45%	0.49%

(1) Prior to December 5, 2024, the annual advisory fee rate for the Global Quality Value Fund and International Quality Value Fund was 0.60%.

(2) Prior to December 5, 2024, the contractual expense limits for the Global Quality Value Fund and International Quality Value Fund was 0.68%.

The Adviser may recover all or a portion of its fee reductions or expense reimbursements with respect to a Fund, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ total annual fund operating expenses are below the Contractual Expense Limit. This agreement may be terminated with respect to the Fund by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

As of September 30, 2025, the fees which were previously waived by the Adviser which may be subject to possible future recapture are as follows:

Period	Subject to Repayment until March 31:	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
2023	2026	$-	$-	$234,814	$170,498	$99,047	$119,370
2024	2027	-	-	117,586	114,855	95,241	93,713
2025	2028	961,774	-	358,474	128,408	235,853	177,652
		$961,774	$-	$710,874	$413,761	$430,141	$390,735

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended September 30, 2025, were as follows:

	GQG Partners Emerging Markets Equity Fund	GQG Partners Global Quality Equity Fund	GQG Partners US Select Quality Equity Fund
Purchases
U.S. Government	$—	$—	$—
Other	8,357,317,207	1,798,209,062	2,326,736,479
Sales
U.S. Government	$—	$—	$—
Other	7,765,496,254	1,788,789,715	2,567,920,152

	GQG Partners Global Quality Value Fund	GQG Partners International Quality Value Fund	GQG Partners US Quality Value Fund
Purchases
U.S. Government	$—	$—	$—
Other	51,393,922	267,692,146	71,020,189
Sales
U.S. Government	$—	$—	$—
Other	28,580,337	137,382,624	49,143,669

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

7. Share Transactions:

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
GQG Partners Emerging Markets Equity Fund
Investor Shares
Issued	6,664,101	20,370,964
Reinvestment of Distributions	–	549,409
Redeemed	(7,541,461)	(18,857,496)
Total Investor Shares Transactions	(877,360)	2,062,877
Institutional Shares
Issued	128,671,494	416,993,691
Reinvestment of Distributions	(124)	17,189,711
Redeemed	(164,458,887)	(275,862,371)
Total Institutional Shares Transactions	(35,787,517)	158,321,031
R6 Shares
Issued	9,484,467	22,634,057
Reinvestment of Distributions	(189)	541,242
Redeemed	(5,897,857)	(6,938,875)
Total R6 Shares Transactions	3,586,421	16,236,424
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(33,078,456)	176,620,332

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
GQG Partners Global Quality Equity Fund
Investor Shares
Issued	1,700,796	14,235,462
Reinvestment of Distributions	–	778,914
Redeemed	(6,929,718)	(6,563,950)
Total Investor Shares Transactions	(5,228,922)	8,450,426
Institutional Shares
Issued	32,949,022	75,612,599
Reinvestment of Distributions	–	8,849,365
Redeemed	(33,096,219)	(34,025,691)
Total Institutional Shares Transactions	(147,197)	50,436,273
R6 Shares
Issued	134,447	220,321
Reinvestment of Distributions	–	184,107
Redeemed	(37,903)	(526,793)
Total R6 Shares Transactions	96,544	(122,365)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(5,279,575)	58,764,334

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
GQG Partners US Select Quality Equity Fund
Investor Shares
Issued	4,198,857	29,283,124
Reinvestment of Distributions	–	1,412,654
Redeemed	(17,566,512)	(13,366,253)
Total Investor Shares Transactions	(13,367,655)	17,329,525
Institutional Shares
Issued	29,865,035	93,485,575
Reinvestment of Distributions	–	6,097,236
Redeemed	(48,266,256)	(26,875,658)
Total Institutional Shares Transactions	(18,401,221)	72,707,153
R6 Shares
Issued	408,275	1,427,344
Reinvestment of Distributions	–	136,516
Redeemed	(646,929)	(595,799)
Total R6 Shares Transactions	(238,654)	968,061
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(32,007,530)	91,004,739

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
GQG Partners Global Quality Value Fund
Investor Shares
Issued	249,306	1,163,417
Reinvestment of Distributions	10,670	40,878
Redeemed	(304,880)	(1,426,177)
Total Investor Shares Transactions	(44,904)	(221,882)
Institutional Shares
Issued	2,368,597	1,606,639
Reinvestment of Distributions	192,959	365,862
Redeemed	(413,041)	(1,098,332)
Total Institutional Shares Transactions	2,148,515	874,169
Net Increase in Shares Outstanding From Share Transactions	2,103,611	652,287

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
GQG Partners International Quality Value Fund
Investor Shares
Issued	414,086	1,609,854
Reinvestment of Distributions	16,674	41,123
Redeemed	(252,968)	(1,945,180)
Total Investor Shares Transactions	177,792	(294,203)
Institutional Shares
Issued	17,714,102	25,999,736
Reinvestment of Distributions	1,007,867	931,087
Redeemed	(4,385,115)	(3,331,765)
Total Institutional Shares Transactions	14,336,854	23,599,058
Net Increase in Shares Outstanding From Share Transactions	14,514,646	23,304,855

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
GQG Partners US Quality Value Fund
Investor Shares
Issued	489,956	875,690
Reinvestment of Distributions	15,345	22,924
Redeemed	(489,316)	(283,664)
Total Investor Shares Transactions	15,985	614,950
Institutional Shares
Issued	3,346,285	4,322,719
Reinvestment of Distributions	196,689	399,345
Redeemed	(1,972,888)	(2,168,937)
Total Institutional Shares Transactions	1,570,086	2,553,127
Net Increase in Shares Outstanding From Share Transactions	1,586,071	3,168,077

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences are primarily related to investments in foreign currency, PFIC adjustments, REIT adjustments and capital gains tax.

The tax character of dividends and distributions paid during the fiscal year ended March 31, 2025 and March 31, 2024 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
GQG Partners Emerging Markets Equity Fund
2025	$361,147,217	$—	$—	$361,147,217
2024	440,084,497	—	—	440,084,497
GQG Partners Global Quality Equity Fund
2025	$34,570,779	$175,824,206	$—	$210,394,985
2024	28,537,632	—	—	28,537,632
GQG Partners US Select Quality Equity Fund
2025	$27,006,874	$161,169,365	$—	$188,176,239
2024	10,745,504	—	—	10,745,504
GQG Partners Global Quality Value Fund
2025	$4,447,884	$306,172	$—	$4,754,056
2024	3,901,179	—	—	3,901,179
GQG Partners International Quality Value Fund
2025	$10,323,152	$—	$—	$10,323,152
2024	5,294,681	—	—	5,294,681
GQG Partners US Quality Value Fund
2025	$4,947,863	$1,222,802	$—	$6,170,665
2024	3,745,005	—	—	3,745,005

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

As of March 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

GQG Partners Emerging Markets Equity Fund

Undistributed Ordinary Income	$178,670,479
Capital Loss Carryforwards	(761,714,227)
Unrealized Appreciation	2,283,648,248
Other Temporary Differences	(1)
Total Distributable Earnings	$1,700,604,499

GQG Partners Global Quality Equity Fund

Undistributed Ordinary Income	$11,065,507
Undistributed Long-Term Capital Gains	77,427,086
Unrealized Appreciation	460,426,237
Other Temporary Differences	(1)
Total Distributable Earnings	$548,918,829

GQG Partners US Select Quality Equity Fund

Undistributed Ordinary Income	$13,669,140
Undistributed Long-Term Capital Gains	18,042,172
Unrealized Appreciation	558,459,033
Other Temporary Differences	(9)
Total Distributable Earnings	$590,170,336

GQG Partners Global Quality Value Fund

Undistributed Ordinary Income	$150,770
Undistributed Long-Term Capital Gains	2,094,988
Unrealized Appreciation	15,064,401
Other Temporary Differences	4
Total Distributable Earnings	$17,310,163

GQG Partners International Quality Value Fund

Undistributed Ordinary Income	$1,407,640
Capital Loss Carryforwards	(13,110,189)
Unrealized Appreciation	45,337,161
Other Temporary Differences	2
Total Distributable Earnings	$33,634,614

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

GQG Partners US Quality Value Fund

Undistributed Long-Term Capital Gains	$1,949,242
Unrealized Appreciation	31,077,582
Other Temporary Differences	1
Total Distributable Earnings	$33,026,825

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

	Short-Term Loss	Long-Term Loss	Total
GQG Partners Emerging Markets Equity Fund	$761,714,227	$—	$761,714,227
GQG Partners International Quality Value Fund	13,110,189	—	13,110,189

During the year ended March 31, 2025, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
GQG Partners Emerging Markets Equity Fund	$757,495,065	$—	$757,495,065
GQG Partners Global Quality Equity Fund	81,436,348	—	81,436,348
GQG Partners US Select Quality Equity Fund	55,293,013	—	55,293,013
GQG Partners Global Quality Value Fund	6,514,616	—	6,514,616
GQG Partners International Quality Value Fund	617,425	1,443,127	2,060,552
GQG Partners US Quality Value Fund	12,432,558	—	12,432,558

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies and deferred losses from wash sale transactions. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at September 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
GQG Partners Emerging Markets Equity Fund	$18,941,470,814	$4,548,917,146	$(885,298,073)	$3,663,619,073
GQG Partners Global Quality Equity Fund	3,035,370,939	422,682,668	(49,138,344)	373,544,324
GQG Partners US Select Quality Equity Fund	3,238,588,490	361,172,966	(39,240,083)	321,932,883
GQG Partners Global Quality Value Fund	129,920,342	25,738,484	(4,106,459)	21,632,025
GQG Partners International Quality Value Fund	503,373,954	86,820,312	(12,482,218)	74,338,094
GQG Partners US Quality Value Fund	195,525,370	32,241,119	(2,598,635)	29,642,484

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that a Fund will achieve its investment objective. You could lose money by investing in a Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Active Management Risk (All Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds' investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

Commodities Risk (GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – The prices of physical commodities (such as energy, metals, minerals, or agricultural products) may be affected by factors such as natural disasters, weather, and U.S. and international economic, political and regulatory developments. The prices of commodities can also fluctuate due to supply and demand disruptions in major producing or consuming regions, as well as temporary distortions in the commodities markets due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.

Gold. The price of gold is affected by such factors as: (1) how much of the worldwide supply is held by large holders, such as governmental bodies and central banks; (2) unpredictable monetary policies and economic and political conditions in countries throughout the world; (3) supply and demand for gold bullion as an investment, including bars, coins or gold-backed financial instruments such as exchange-traded funds (“ETFs”); (4) demand for gold jewelry; and (5) government policies meant to influence demand for gold.

De-Globalization Risk (All Funds) – The Fund’s investments may expose the Fund to disruptions associated with “de-globalization” trends in some parts of the world. Nationalism in the U.S. and abroad is on the rise, which presents risks to global commerce and the companies engaged in such commerce. For example, nationalistic trade policies that favor domestic companies as opposed to foreign competitors may become more likely. Such policies may lead to global supply chain and market disruptions, which could have an adverse effect on the companies in which the Fund invests and the performance of the Fund.

Depositary Receipts Risk (All Funds) – ADRs are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. GDRs, EDRs, and other types of depositary receipts are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. The values of depositary receipts may decline for a number of reasons relating to the issuers or sponsors of the depositary receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. The Funds may invest in unsponsored depositary receipts, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored depositary receipts generally bear all the costs thereof, and the depositaries of unsponsored depositary receipts

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information to the market and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Dividend-Paying Investments Risk (GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – The Fund's investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund's investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

Emerging Markets Security Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – The Fund’s investments in emerging markets securities, including A Shares of Chinese companies purchased through Stock Connect, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have less stable governments, less developed economies and their securities markets may be more concentrated and less liquid. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. In certain emerging markets, governments have historically exercised substantial control over the economy through administrative regulation and/or state ownership. Future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk (All Funds) – Equity securities include common and preferred stocks, depositary receipts, and P-Notes. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Depositary receipts are described above and P-Notes are described below.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

ETF Risk (GQG Partners Global Quality Equity Fund, GQG Partners Quality Dividend Income Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Company Risk (All Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts and P-Notes, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund's portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (All Funds) – Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Geographic Focus Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – To the extent that it focuses its investments in a particular country

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Investing in Russia (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between Russia and Ukraine could result in geopolitical instability and adversely affect the global economy or specific markets. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets, as well as the Company’s products, operations, clients, vendors and employees, which may cause the Funds' AUM, revenue and earnings to decline. The Funds' exposure to geopolitical risks may be heightened to the extent such risks arise in countries in which the Funds' currently operates or is seeking to expand its presence.

Investing in the United States Risk (All Funds) – A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as on the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities in which the Funds invest.

The U.S. has developed increasingly strained relations with a number of foreign countries, including traditional allies, such as major European Union countries, the U.K., Canada and Mexico, and historical adversaries, such as North Korea, Iran, China and Russia. If these relations were to worsen, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If this trend were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Investment Style Risk (All Funds) – Each Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

IPO Risk (All Funds) – The Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described below.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, a Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that a Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

Large Capitalization Company Risk (All Funds) – The large capitalization companies in which a Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect the Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk (All Funds) – Certain securities may be difficult or impossible to sell at the time and the price that a Fund would like. A Fund may have to accept a lower price to sell

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (All Funds) – The value of the securities in which the Funds invest may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world. Price changes may be temporary or last for extended periods. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such conditions, events and actions may result in greater market risk. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Non-Diversification Risk (All Funds) – Each Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that a Fund invests its assets in a smaller number of issuers, the Fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Participation Notes Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – P-Notes are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

Portfolio Turnover Risk (GQG Partners US Select Quality Equity Fund) – Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

Preferred Stock Risk (GQG Partners Global Quality Equity Fund, GQG Partners Quality Dividend Income Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity risk, which is described elsewhere in this section. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is the risk that, in a declining interest rate environment, securities with stated interest rates may have the principal paid earlier than expected, requiring a Fund to invest the proceeds at generally lower interest rates.

Proprietary Model Risk (GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – Proprietary models that may be used to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. The markets or prices of individual securities may be affected by factors not foreseen in developing the models.

Sector and Industry Focus Risk (All Funds) – Because a Fund may, from time to time, be more heavily invested in particular sectors or industries, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors or industries. As a result, a Fund’s share price may at times fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors or industries.

Small- and Mid-Capitalization Company Risk (All Funds) – The small- and mid-capitalization companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk (GQG Partners Emerging Markets Equity Fund, GQG Partners Global Quality Equity Fund, GQG Partners Global Quality Value Fund and GQG Partners International Quality Value Fund) – Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. A Fund’s investments in A Shares purchased through Stock Connect are generally subject to Chinese securities

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, a Fund may be subject to the risk of price fluctuations of A Shares during the time when Stock Connect is not trading. Because of the way in which A shares are held in Stock Connect, a Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the Shanghai Stock Exchange or Shenzhen Stock Exchange becomes insolvent. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

U.S. Treasury Securities Risk (GQG Partners Global Quality Equity Fund, GQG Partners US Select Quality Equity Fund, GQG Partners Global Quality Value Fund, GQG Partners International Quality Value Fund and GQG Partners US Quality Value Fund) – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

10. Concentration of Shareholders:

At September 30, 2025, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding, were as follows:

GQG Partners Emerging Markets Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	87%
Institutional Shares	3	57%
R6 Shares	1	54%

GQG Partners Global Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	84%
Institutional Shares	3	66%
R6 Shares	1	90%

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

GQG Partners US Select Quality Equity Fund	No. of Shareholders	% Ownership
Investor Shares	3	91%
Institutional Shares	2	49%
R6 Shares	2	82%

GQG Partners Global Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	82%
Institutional Shares	4	79%

GQG Partners International Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	95%
Institutional Shares	3	77%

GQG Partners US Quality Value Fund	No. of Shareholders	% Ownership
Investor Shares	3	98%
Institutional Shares	3	80%

11. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Recent Accounting Pronouncements:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance

THE ADVISORS’ INNER CIRCLE FUND III

GQG PARTNERS FUNDS

SEPTEMBER 30, 2025

(Unaudited)

versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS FUNDS SEPTEMBER 30, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his other favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

Trustee	Votes For	Votes Withheld	Proposal Passed
Jon C. Hunt	1,662,873,478	5,330,326	Yes
Nichelle Maynard-Elliott	1,574,558,027	93,645,777	Yes
Jay C. Nadel	1,627,701,282	40,502,522	Yes
Randall S. Yanker	1,642,537,284	25,666,520	Yes
John G. Alshefski	1,647,431,408	20,772,396	Yes
Thomas P. Lemke	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

GQG Partners Funds:

P.O. Box 219009

Kansas City, MO 64121-9009
1-866-362-8333

Investment Adviser:

GQG Partners LLC

450 East Las Olas Boulevard, Suite 750
Fort Lauderdale, FL 33301

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

GQG-SA-001-1000

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)             The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)             There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)             Not applicable.

(b)             Not applicable.

Item 19.	Exhibits.

(a)(1)         Not applicable.

(a)(2)         Not applicable.

(a)(3)         A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)         Not applicable.

(a)(5)         Not applicable.

(b)             Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: December 5, 2025